Columbia Total Return Bond Fund
Third Quarter Report
January 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 13.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	721,074	729,587
ACM Auto Trust(a)
Series 2024-2A Class A
02/20/2029	6.060%	1,141,866	1,141,988
Affirm Asset Securitization Trust(a)
Series 2024-X2 Class A
12/17/2029	5.220%	27,547	27,558
ASP WHCO Participation LP(a),(b),(c)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	16,400,000	16,400,000
Bain Capital Credit CLO(a),(c)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	4.748%	678,137	678,324
Basswood Park CLO Ltd.(a),(c)
Series 2025-1A Class AR
3-month Term SOFR + 1.030% Floor 1.030% 04/20/2034	4.698%	15,000,000	15,019,935
CIFC Funding Ltd.(a),(c)
Series 2019-4A Class A2R2
3-month Term SOFR + 1.650% Floor 1.650% 07/15/2038	5.322%	12,510,000	12,566,833
Series 2023-1AR Class A1R
3-month Term SOFR + 1.240% Floor 1.240% 10/15/2038	4.912%	9,550,000	9,586,023
DT Auto Owner Trust(a)
Subordinated Series 2023-3A Class B
03/15/2028	6.070%	1,807,144	1,808,387
EDGEX Issuer Trust(a)
Series 2025-1NN Class A
01/15/2031	5.410%	6,507,006	6,531,693
Series 2025-2NN Class A
01/15/2032	5.498%	10,095,489	10,116,447
EDGEX Issuer Trust(a),(d)
Series 2025-1NN Class CERT
01/15/2031	0.000%	4,000,000	3,319,544
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	6,000,000	5,995,167
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	3,529,520	3,565,768
Series 2024-4A Class A2
12/17/2029	4.430%	5,912,766	5,932,264
GoldenTree Loan Management US CLO Ltd.(a),(c)
Series 2025-27 Class A
3-month Term SOFR + 1.190% Floor 1.190% 01/20/2039	5.008%	17,000,000	17,030,668
GreenSky Home Improvement Trust(a)
Series 2024-1 Class A2
06/25/2059	5.880%	911,898	916,805
Lendbuzz Securitization Trust(a)
Series 2025-2A Class A2
05/15/2030	5.180%	13,153,429	13,209,315
Series 2026-1A Class A2
07/15/2030	5.580%	11,300,000	11,308,828
Madison Park Funding XLII Ltd.(a),(c)
Series 2013A Class AR2
3-month Term SOFR + 0.920% 11/21/2030	4.780%	7,438,131	7,439,961
Madison Park Funding XXIX Ltd.(a),(c)
Series 2018-29AR Class A1R2
3-month Term SOFR + 1.180% Floor 1.180% 03/25/2038	4.848%	15,550,000	15,577,321
Marlette Funding Trust(a)
Subordinated Series 2023-2A Class C
06/15/2033	6.960%	2,492,038	2,501,282
MPOWER Education Trust(a)
Series 2025-1 Class A
12/22/2042	6.250%	11,592,932	11,716,953
Series 2025-A Class A
07/21/2042	6.620%	6,428,119	6,591,564
OHA Credit Funding 3 Ltd.(a),(c)
Series 2019-3A Class AR2
3-month Term SOFR + 1.320% Floor 1.320% 01/20/2038	4.988%	10,570,000	10,607,767
OHA Credit Funding Ltd.(a),(c)
Series 2023-16RA Class A1
3-month Term SOFR + 1.200% Floor 1.200% 10/20/2038	4.868%	13,500,000	13,515,201
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	370,422	370,499

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	2,640,259	2,592,987
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class B
07/15/2032	5.637%	4,007,421	4,042,524
Series 2024-11 Class D
07/15/2032	6.307%	7,154,019	7,218,222
Series 2025-6 Class B
04/15/2033	4.883%	8,400,000	8,363,344
Series 2025-R3 Class A
01/18/2033	4.841%	17,886,691	17,912,119
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	4,556,173	4,595,179
Subordinated Series 2024-10 Class C
06/15/2032	5.992%	5,332,574	5,376,333
Subordinated Series 2024-10 Class D
06/15/2032	6.429%	6,318,650	6,379,229
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	3,867,620	3,891,655
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	3,974,273	4,015,136
Subordinated Series 2024-8 Class B
01/15/2032	5.456%	4,447,128	4,468,142
Subordinated Series 2024-8 Class C
01/15/2032	6.030%	3,537,738	3,558,611
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	4,417,425	4,429,511
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	3,409,397	3,419,781
Pagaya AI Debt Grantor Trust(a),(e),(f)
Series 2026-1 Class A2
09/15/2033	0.000%	9,060,000	9,060,000
Pagaya AI Debt Grantor Trust(a),(e)
Series 2026-1 Class B
09/15/2033	5.370%	15,070,000	15,070,000
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	3,051,051	3,072,152
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	3,430,343	3,458,897
Pagaya AI Debt Trust(a)
Series 2024-2 Class A
08/15/2031	6.319%	760,579	763,793
Series 2024-3 Class A
10/15/2031	6.258%	1,452,603	1,460,542
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-4 Class B
01/17/2033	5.688%	11,239,601	11,321,911
Subordinated Series 2023-7 Class C
07/15/2031	8.798%	301,535	302,016
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	8,356,374	8,409,108
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	2,272,881	2,286,594
Pagaya Point of Sale Holdings Grantor Trust(a)
Series 2025-2 Class A
07/20/2033	5.065%	7,000,000	7,027,151
Palmer Square Loan Funding Ltd.(a),(c)
Series 2022-3A Class A1BR
3-month Term SOFR + 1.400% Floor 1.400% 04/15/2031	5.072%	6,888,420	6,902,010
Reach Abs Trust(a)
Series 2026-1 Class A
02/15/2033	4.320%	8,850,000	8,849,220
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	3,924,996	3,933,543
Series 2024-3A Class A
03/25/2033	5.281%	5,615,954	5,641,774
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	1,073,526	1,062,578
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	2,721,606	2,729,918
Series 2025-6A Class A3
08/25/2034	5.013%	12,290,000	12,313,653
Truist Bank Auto Credit-Linked Notes(a)
Series 2025-1 Class B
09/26/2033	4.728%	4,976,074	4,998,964
Upgrade Master Pass-Thru Trust(a),(d)
Series 2025-ST5 Class CERT
09/15/2032	0.000%	4,050,000	3,104,045
Upgrade Master Pass-Thru Trust Series(a)
Series 2025-ST8 Class A
12/15/2033	4.618%	8,361,233	8,369,415
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	2,144,310	2,147,533
Series 2025-2 Class A2
06/20/2035	5.220%	6,366,121	6,395,599
Series 2025-3 Class A2
09/20/2035	4.600%	6,380,000	6,390,393
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-4 Class D
11/20/2035	7.670%	2,000,000	1,995,620
Westlake Automobile Receivables Trust(a)
Series 2024-3A Class A2A
09/15/2027	4.820%	1,358,807	1,360,174
Total Asset-Backed Securities — Non-Agency (Cost $423,426,512)			422,895,058

Commercial Mortgage-Backed Securities - Non-Agency 0.6%

Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,485,000	3,553,132
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	7,750,000	4,853,981
Hilton USA Trust(a),(g)
Subordinated Series 2016-SFP Class E
11/05/2035	0.000%	5,500,000	138,198
SFO Commercial Mortgage Trust(a),(c)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	4.946%	5,000,000	4,998,441
Wells Fargo Commercial Mortgage Trust(a),(c)
Series 2017-SMP Class A
1-month Term SOFR + 0.922% Floor 0.750% 12/15/2034	4.603%	4,555,000	4,237,282
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $25,529,717)			17,781,034

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Altice Luxco 3(h)	11,045	211,111
Total Communication Services		211,111
Industrials 0.0%
Passenger Airlines 0.0%
United Airlines Holdings, Inc.(h)	1,493	152,764
Total Industrials		152,764
Total Common Stocks (Cost $53,241)		363,875

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.0%
NextEra Energy Partners LP(a)
06/15/2026	2.500%	1,407,000	1,380,689
Total Convertible Bonds (Cost $1,383,757)			1,380,689

Corporate Bonds & Notes 24.7%

Aerospace & Defense 1.2%
Allegheny Technologies, Inc.
10/01/2029	4.875%	108,000	107,843
10/01/2031	5.125%	633,000	634,152
BAE Systems PLC(a)
03/26/2029	5.125%	3,378,000	3,478,006
02/15/2031	1.900%	3,350,000	2,977,455
Boeing Co. (The)
08/01/2059	3.950%	5,924,000	4,196,325
L3Harris Technologies, Inc.
07/31/2033	5.400%	2,169,000	2,254,881
Northrop Grumman Corp.
02/01/2027	3.200%	1,570,000	1,561,222
02/01/2029	4.600%	6,214,000	6,314,989
Raytheon Technologies Corp.
03/15/2027	3.500%	8,323,000	8,284,847
03/15/2032	2.375%	3,256,000	2,903,300
TransDigm, Inc.(a)
08/15/2028	6.750%	463,000	471,201
03/01/2029	6.375%	955,000	982,490
03/01/2032	6.625%	1,086,000	1,124,907
01/15/2033	6.000%	399,000	406,550
05/31/2033	6.375%	1,083,000	1,102,741
01/31/2034	6.750%	568,000	588,021
Total			37,388,930
Airlines 0.0%
American Airlines, Inc.(a)
05/15/2029	8.500%	455,000	474,630
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%	1,051,571	1,062,564
Total			1,537,194
Automotive 0.5%
American Axle & Manufacturing, Inc.(a)
10/15/2032	6.375%	265,000	270,460
10/15/2033	7.750%	3,790,000	3,896,630
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	482,000	504,227
09/15/2032	6.750%	459,000	475,645
Forvia SE(a)
09/15/2033	6.750%	260,000	266,652

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IHO Verwaltungs GmbH(a),(i)
11/15/2032	8.000%	551,000	586,748
Nissan Motor Acceptance Co. LLC(a)
09/30/2030	6.125%	248,000	247,320
Nissan Motor Co., Ltd.(a)
07/17/2032	7.750%	206,000	217,954
07/17/2035	8.125%	601,000	642,575
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	173,000	176,714
03/24/2031	7.500%	5,437,000	5,572,365
04/23/2032	6.875%	1,456,000	1,451,287
Total			14,308,577
Banking 4.4%
Ally Financial, Inc.
Subordinated
02/14/2033	6.700%	186,000	193,758
Ally Financial, Inc.(j)
Subordinated
01/17/2040	6.646%	188,000	188,263
Bank of America Corp.(j)
07/21/2032	2.299%	6,150,000	5,493,780
10/20/2032	2.572%	24,905,000	22,467,203
02/04/2033	2.972%	11,590,000	10,594,694
Citigroup, Inc.(j)
09/11/2031	4.503%	16,927,000	16,940,391
Goldman Sachs Group, Inc. (The)(j)
10/21/2031	4.369%	5,755,000	5,724,248
01/21/2032	5.065%	5,265,000	5,261,453
10/21/2032	2.650%	1,000	903
HSBC Holdings PLC(j)
11/06/2031	4.619%	2,720,000	2,729,954
JPMorgan Chase & Co.(j)
07/22/2030	4.995%	2,869,000	2,944,096
10/22/2030	4.603%	448,000	454,208
10/22/2031	4.255%	22,020,000	21,898,873
01/22/2032	4.347%	1,159,000	1,156,295
10/22/2036	4.810%	1,486,000	1,464,832
01/22/2037	4.898%	1,814,000	1,799,918
Morgan Stanley(j)
10/18/2030	4.654%	7,255,000	7,343,847
01/16/2032	4.493%	9,735,000	9,727,345
Subordinated
09/16/2036	2.484%	7,470,000	6,564,910
Morgan Stanley Private Bank(j)
11/19/2031	4.465%	9,080,000	9,083,312
PNC Financial Services Group, Inc. (The)(j)
10/20/2034	6.875%	1,450,000	1,627,912
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Bank of Canada(j)
02/04/2031	5.153%	1,388,000	1,429,466
08/06/2031	4.696%	847,000	857,481
11/03/2031	4.305%	2,502,000	2,493,056
Washington Mutual Bank(b),(g),(k)
Subordinated
01/15/2015	0.000%	27,379,000	41,069
Wells Fargo & Co.(j)
04/23/2031	5.150%	430,000	442,814
Total			138,924,081
Brokerage/Asset Managers/Exchanges 0.1%
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	319,000	344,022
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	1,030,000	1,030,037
Focus Financial Partners LLC(a)
09/15/2031	6.750%	388,000	397,279
Hightower Holding LLC(a)
04/15/2029	6.750%	621,000	621,093
01/31/2030	9.125%	659,000	698,871
Osaic Holdings, Inc.(a)
08/01/2032	6.750%	442,000	458,031
08/01/2032	6.750%	322,000	333,523
08/01/2033	8.000%	614,000	636,409
08/01/2033	8.000%	178,000	184,584
Total			4,703,849
Building Materials 0.2%
CP Atlas Buyer, Inc.(a)
07/15/2030	9.750%	252,000	262,122
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	133,000	135,331
LBM Acquisition LLC(a)
01/15/2029	6.250%	235,000	217,261
06/15/2031	9.500%	522,000	550,032
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	769,000	797,581
03/01/2033	6.750%	639,000	663,242
QXO Building Products, Inc.(a)
04/30/2032	6.750%	595,000	613,676
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	274,000	282,596
08/01/2033	6.250%	272,000	278,001
Standard Industries, Inc.(a)
01/15/2028	4.750%	424,000	422,038
White Cap Supply Holdings LLC(a)
11/15/2030	7.375%	659,000	684,580
Total			4,906,460
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.8%
CCO Holdings LLC/Capital Corp.(a)
02/01/2028	5.000%	667,000	662,997
03/01/2030	4.750%	1,373,000	1,312,580
08/15/2030	4.500%	557,000	524,173
02/01/2031	4.250%	620,000	568,106
03/01/2031	7.375%	201,000	206,700
02/01/2032	4.750%	1,097,000	1,002,256
02/01/2033	7.000%	755,000	762,205
01/15/2034	4.250%	1,069,000	902,643
02/01/2036	7.375%	147,000	147,356
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	589,000	529,202
Charter Communications Operating LLC
12/01/2061	4.400%	3,576,000	2,349,660
06/30/2062	3.950%	2,679,000	1,626,910
Comcast Corp.
11/01/2056	2.937%	6,390,000	3,600,664
CSC Holdings LLC(a)
04/15/2027	5.500%	200,000	176,279
02/01/2028	5.375%	429,000	321,456
01/31/2029	11.750%	320,000	233,576
02/01/2029	6.500%	338,000	216,876
01/15/2030	5.750%	402,000	157,175
12/01/2030	4.125%	941,000	571,943
12/01/2030	4.625%	799,000	297,512
02/15/2031	3.375%	36,000	21,398
DISH DBS Corp.
07/01/2028	7.375%	142,000	136,280
06/01/2029	5.125%	227,000	200,895
DISH DBS Corp.(a)
12/01/2028	5.750%	605,000	585,329
DISH Network Corp.(a)
11/15/2027	11.750%	1,548,000	1,600,812
EchoStar Corp.
11/30/2029	10.750%	1,134,419	1,243,465
EchoStar Corp.(i)
11/30/2030	6.750%	606,770	616,750
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	270,000	268,278
08/01/2027	5.000%	799,000	799,139
07/15/2028	4.000%	452,000	441,645
07/01/2030	4.125%	244,000	230,678
Virgin Media Finance PLC(a)
07/15/2030	5.000%	542,000	477,111
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	316,000	311,687
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,410,000	1,273,595
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	474,000	419,512
Total			24,796,843
Chemicals 0.9%
Ashland LLC(a)
09/01/2031	3.375%	1,120,000	1,027,089
Avient Corp.(a)
11/01/2031	6.250%	269,000	276,505
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	390,000	410,632
Celanese US Holdings LLC
04/15/2030	6.500%	85,000	86,394
02/15/2031	7.000%	243,000	248,783
07/15/2032	6.879%	108,000	112,742
04/15/2033	6.750%	487,000	493,228
11/15/2033	7.200%	513,000	542,582
02/15/2034	7.375%	315,000	320,666
Element Solutions, Inc.(a)
09/01/2028	3.875%	618,000	602,753
Herens Holdco Sarl(a)
05/15/2028	4.750%	534,000	469,991
INEOS Finance PLC(a)
05/15/2028	6.750%	3,808,000	3,362,559
04/15/2029	7.500%	4,993,000	4,244,974
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	1,162,000	922,367
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	1,335,047	1,318,399
Inversion Escrow Issuer LLC(a)
08/01/2032	6.750%	687,000	680,749
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	449,000	435,023
10/01/2029	6.250%	656,000	644,580
06/15/2031	7.250%	930,000	953,402
02/15/2033	7.250%	3,526,000	3,514,973
Qnity Electronics, Inc.(a)
08/15/2032	5.750%	252,000	256,594
08/15/2033	6.250%	202,000	208,596
SPCM SA(a)
03/15/2027	3.125%	150,000	147,694
Tronox, Inc.(a)
03/15/2029	4.625%	473,000	363,269
09/30/2030	9.125%	862,000	854,209
WR Grace Holdings LLC(a)
06/15/2027	4.875%	465,000	465,000
08/15/2029	5.625%	2,911,000	2,784,170
03/01/2031	7.375%	341,000	348,031
08/15/2032	6.625%	2,421,000	2,409,228

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/01/2033	7.000%	224,000	224,299
Total			28,729,481
Construction Machinery 0.4%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	2,725,000	2,738,283
Herc Holdings, Inc.(a)
06/15/2030	7.000%	464,000	486,794
03/15/2031	5.750%	139,000	139,920
06/15/2033	7.250%	1,415,000	1,497,438
03/15/2034	6.000%	143,000	143,673
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	519,000	528,871
03/15/2031	7.750%	201,000	209,541
Synergy Infrastructure Holdings LLC(a)
12/01/2030	7.875%	6,003,000	6,264,099
Total			12,008,619
Consumer Cyclical Services 0.1%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	510,000	501,741
12/01/2028	6.125%	1,516,000	1,483,450
Garda World Security Corp.(a)
11/15/2032	8.375%	243,000	249,361
Match Group Holdings II LLC(a)
10/01/2031	3.625%	245,000	222,255
Match Group, Inc.(a)
06/01/2028	4.625%	1,138,000	1,127,275
Total			3,584,082
Consumer Products 0.1%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	268,000	236,384
Newell Brands, Inc.(a)
06/01/2028	8.500%	70,000	73,438
Newell Brands, Inc.
05/15/2030	6.375%	502,000	496,033
05/15/2032	6.625%	686,000	672,280
Opal Bidco SAS(a)
03/31/2032	6.500%	532,000	543,166
Whirlpool Corp.
06/15/2030	6.125%	108,000	108,386
06/15/2033	6.500%	113,000	111,463
Total			2,241,150
Diversified Manufacturing 0.4%
Amsted Industries, Inc.(a)
03/15/2033	6.375%	69,000	71,386
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carrier Global Corp.
02/15/2030	2.722%	8,257,000	7,780,686
Chart Industries, Inc.(a)
01/01/2030	7.500%	340,000	354,240
Columbus McKinnon Corp.(a)
02/01/2033	7.125%	140,000	140,722
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	790,000	818,944
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	270,000	282,938
Esab Corp.(a)
04/15/2029	6.250%	222,000	228,185
Gates Corp. (The)(a)
07/01/2029	6.875%	401,000	416,715
Madison IAQ LLC(a)
06/30/2029	5.875%	668,000	667,165
Resideo Funding, Inc.(a)
09/01/2029	4.000%	459,000	442,297
Wesco Distribution, Inc.(a)
03/15/2033	6.375%	146,000	151,926
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	265,000	268,345
03/15/2029	6.375%	407,000	419,829
03/15/2032	6.625%	523,000	546,765
Total			12,590,143
Electric 1.2%
AEP Texas, Inc.
01/15/2050	3.450%	2,140,000	1,468,018
Alpha Generation LLC(a)
10/15/2032	6.750%	181,000	187,687
01/15/2034	6.250%	258,000	259,604
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	553,000	551,759
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	399,000	398,175
02/15/2031	3.750%	940,000	880,017
01/15/2032	3.750%	357,000	328,529
01/15/2034	5.750%	237,000	237,865
Dominion Energy, Inc.
03/15/2035	5.450%	3,516,000	3,602,181
DTE Energy Co.
07/01/2027	4.950%	4,300,000	4,354,024
Duke Energy Corp.
09/01/2046	3.750%	8,515,000	6,452,989
Edison International
11/15/2028	5.250%	4,406,000	4,481,255
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	307,000	296,012
Long Ridge Energy LLC(a)
02/15/2032	8.750%	608,000	645,695
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	217,000	215,030
01/15/2029	7.250%	513,000	529,114
NRG Energy, Inc.(a)
06/15/2029	5.250%	274,000	274,773
07/15/2029	5.750%	262,000	262,936
02/01/2033	6.000%	421,000	429,350
01/15/2034	5.750%	384,000	386,548
11/01/2034	6.250%	684,000	701,491
01/15/2036	6.000%	384,000	387,857
Pacific Gas and Electric Co.
07/01/2050	4.950%	4,195,000	3,555,235
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	295,000	292,089
PG&E Corp.(j)
03/15/2055	7.375%	408,000	420,860
Talen Energy Supply LLC(a)
02/01/2034	6.250%	453,000	459,253
02/01/2036	6.500%	453,000	464,267
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	709,000	709,887
01/15/2030	4.750%	780,000	756,919
Vistra Operations Co. LLC(a)
07/31/2027	5.000%	712,000	712,464
05/01/2029	4.375%	718,000	709,530
10/15/2031	7.750%	490,000	518,743
04/15/2032	6.875%	271,000	284,853
VoltaGrid LLC(a)
11/01/2030	7.375%	418,000	423,589
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	445,000	467,338
03/15/2033	8.625%	868,000	910,814
04/15/2034	7.750%	361,000	367,724
Total			38,384,474
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	375,000	392,372
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	902,000	931,161
Total			1,323,533
Finance Companies 0.4%
Bread Financial Holdings, Inc.(a)
05/15/2031	6.750%	113,000	116,271
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CrossCountry Intermediate HoldCo LLC(a)
10/01/2030	6.500%	263,000	267,013
GGAM Finance Ltd.(a)
04/15/2029	6.875%	348,000	360,493
03/15/2030	5.875%	377,000	383,725
goeasy Ltd.(a)
12/01/2028	9.250%	35,000	36,007
07/01/2029	7.625%	514,000	509,032
05/15/2030	6.875%	76,000	72,418
10/01/2030	7.375%	76,000	73,202
02/15/2031	6.875%	171,000	160,715
Navient Corp.
03/15/2029	5.500%	138,000	134,910
03/15/2031	11.500%	307,000	334,316
OneMain Finance Corp.
05/15/2029	6.625%	355,000	366,538
03/15/2030	7.875%	257,000	270,914
09/15/2030	4.000%	458,000	429,672
05/15/2031	7.500%	385,000	403,502
11/15/2031	7.125%	102,000	105,713
03/15/2032	6.750%	512,000	523,300
09/15/2032	7.125%	506,000	524,131
03/15/2033	6.500%	620,000	623,354
09/15/2033	6.750%	490,000	496,216
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	1,130,000	1,184,926
Rocket Cos, Inc.(a)
08/01/2030	6.125%	273,000	279,598
08/01/2033	6.375%	348,000	361,466
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	1,886,000	1,728,807
Springleaf Finance Corp.
11/15/2029	5.375%	40,000	39,894
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	271,000	271,425
04/15/2029	5.500%	413,000	408,114
UWM Holdings LLC(a)
02/01/2030	6.625%	655,000	660,508
03/15/2031	6.250%	684,000	679,686
Total			11,805,866
Food and Beverage 2.3%
Bacardi Ltd.(a)
05/15/2028	4.700%	1,286,000	1,296,981
05/15/2048	5.300%	7,987,000	7,135,371
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	13,206,000	13,307,375
Becle SAB de CV(a)
10/14/2031	2.500%	3,000,000	2,599,602

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Campbell Soup Co.
03/23/2035	4.750%	9,700,000	9,297,523
Chobani Holdco II LLC(a),(i)
10/01/2029	8.750%	789,968	843,513
Constellation Brands, Inc.
08/01/2029	3.150%	2,144,000	2,070,466
General Mills, Inc.
01/30/2027	4.700%	2,276,000	2,291,405
Kraft Heinz Foods Co.
06/01/2026	3.000%	7,585,000	7,558,626
Mars, Inc.(a)
04/20/2028	4.550%	7,210,000	7,302,077
03/01/2035	5.200%	2,880,000	2,946,394
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	3,167,000	3,192,885
Performance Food Group, Inc.(a)
09/15/2032	6.125%	144,000	148,077
Post Holdings, Inc.(a)
09/15/2031	4.500%	862,000	816,140
02/15/2032	6.250%	203,000	208,644
03/01/2033	6.375%	169,000	170,391
03/15/2036	6.500%	165,000	165,022
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	692,000	693,104
04/30/2029	4.375%	414,000	404,736
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	653,000	629,405
Tyson Foods, Inc.
06/02/2027	3.550%	9,260,000	9,205,307
US Foods, Inc.(a)
01/15/2032	7.250%	395,000	414,356
Total			72,697,400
Foreign Agencies 0.0%
Comision Federal de Electricidad(a)
01/28/2034	6.045%	257,000	257,555
Gaming 0.2%
Boyd Gaming Corp.
12/01/2027	4.750%	420,000	419,782
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	381,000	393,529
02/15/2032	6.500%	734,000	751,116
10/15/2032	6.000%	735,000	714,584
Churchill Downs, Inc.(a)
01/15/2028	4.750%	318,000	316,935
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	42,000	44,056
10/01/2033	6.250%	464,000	470,425
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	408,000	400,729
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	572,000	531,376
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	945,000	961,731
Rivers Enterprise Lender LLC/Corp.(a)
10/15/2030	6.250%	344,000	349,278
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	1,557,000	1,422,488
Scientific Games International, Inc.(a)
11/15/2029	7.250%	260,000	266,766
Voyager Parent LLC(a)
07/01/2032	9.250%	645,000	685,707
Total			7,728,502
Health Care 1.5%
Acadia Healthcare Co., Inc.(a)
04/15/2029	5.000%	740,000	710,480
03/15/2033	7.375%	534,000	527,459
Avantor Funding, Inc.(a)
11/01/2029	3.875%	1,033,000	989,775
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	398,000	415,303
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	215,000	207,485
03/15/2031	4.000%	185,000	175,365
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	522,000	479,758
05/15/2030	5.250%	637,000	600,502
02/15/2031	4.750%	531,000	476,438
01/15/2032	10.875%	282,000	303,827
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	632,000	662,235
CVS Health Corp.
03/25/2038	4.780%	3,280,000	3,074,437
DaVita, Inc.(a)
07/15/2033	6.750%	449,000	460,426
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	9,570,000	9,838,969
HCA, Inc.
06/01/2028	5.200%	2,456,000	2,516,118
09/01/2030	3.500%	16,702,000	16,060,397
IQVIA, Inc.(a)
05/15/2030	6.500%	294,000	304,836
06/01/2032	6.250%	646,000	672,215
LifePoint Health, Inc.(a)
10/15/2030	11.000%	192,000	209,577
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	404,000	417,004
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	1,078,000	1,079,770
Select Medical Corp.(a)
12/01/2032	6.250%	219,000	212,580
Star Parent, Inc.(a)
10/01/2030	9.000%	1,132,000	1,199,638
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	635,000	640,058
Tenet Healthcare Corp.
11/01/2027	5.125%	521,000	521,137
10/01/2028	6.125%	286,000	286,569
01/15/2030	4.375%	955,000	938,750
05/15/2031	6.750%	463,000	481,113
Tenet Healthcare Corp.(a)
11/15/2032	5.500%	1,340,000	1,354,483
11/15/2033	6.000%	379,000	389,900
Total			46,206,604
Healthcare Insurance 1.1%
Centene Corp.
10/15/2030	3.000%	13,166,000	11,787,175
UnitedHealth Group, Inc.
01/15/2031	4.650%	2,295,000	2,323,610
04/15/2031	4.900%	5,811,000	5,952,596
04/15/2034	5.000%	10,675,000	10,773,227
04/15/2054	5.375%	2,403,000	2,252,172
Total			33,088,780
Independent Energy 0.6%
APA Corp.
02/15/2055	6.750%	2,470,000	2,492,547
Civitas Resources, Inc.(a)
07/01/2028	8.375%	347,000	358,810
11/01/2030	8.625%	109,000	115,345
07/01/2031	8.750%	941,000	988,516
06/15/2033	9.625%	1,023,000	1,118,653
CNX Resources Corp.(a)
01/15/2029	6.000%	523,000	526,231
03/01/2032	7.250%	405,000	423,887
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	1,136,000	1,140,634
Comstock Resources, Inc.(a)
03/01/2029	6.750%	17,000	17,063
01/15/2030	5.875%	345,000	336,765
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	167,000	168,314
04/15/2030	6.000%	212,000	208,902
04/15/2032	6.250%	677,000	650,315
11/01/2033	8.375%	170,000	176,423
02/15/2035	7.250%	1,149,000	1,111,508
Matador Resources Co.(a)
04/15/2028	6.875%	320,000	326,647
04/15/2032	6.500%	453,000	461,366
04/15/2033	6.250%	647,000	652,714
Occidental Petroleum Corp.
10/01/2054	6.050%	7,187,000	6,903,057
Permian Resources Operating LLC(a)
01/15/2032	7.000%	759,000	794,910
02/01/2033	6.250%	414,000	427,005
SM Energy Co.(a)
08/01/2029	6.750%	418,000	422,774
08/01/2032	7.000%	487,000	488,243
Total			20,310,629
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/17/2027	5.017%	8,385,000	8,554,090
Leisure 0.3%
Boyne USA, Inc.(a)
05/15/2029	4.750%	140,000	138,192
Carnival Corp.(a)
08/01/2032	5.750%	880,000	905,071
02/15/2033	6.125%	313,000	322,012
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	440,000	440,000
10/01/2028	6.500%	447,000	446,118
Cinemark USA, Inc.(a)
07/15/2028	5.250%	262,000	261,713
NCL Corp., Ltd.(a)
01/15/2031	5.875%	612,000	613,444
02/01/2032	6.750%	367,000	376,230
09/15/2033	6.250%	373,000	375,124
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	1,523,000	1,503,606
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC(a)
01/15/2032	8.625%	412,000	420,436
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	508,000	518,923
Vail Resorts, Inc.(a)
05/15/2032	6.500%	297,000	307,720

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Viking Cruises Ltd.(a)
02/15/2029	7.000%	547,000	548,461
07/15/2031	9.125%	277,000	295,341
10/15/2033	5.875%	808,000	819,236
Total			8,291,627
Life Insurance 0.1%
Met Tower Global Funding(a)
04/12/2029	5.250%	3,479,000	3,596,636
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
09/15/2033	5.750%	300,000	305,738
Hilton Grand Vacations Borrower Escrow LLC(a)
07/01/2031	4.875%	173,000	161,538
01/15/2032	6.625%	647,000	661,560
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	267,000	267,084
Marriott Ownership Resorts, Inc.(a)
10/01/2033	6.500%	1,134,000	1,078,324
Total			2,474,244
Media and Entertainment 0.6%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	669,000	670,226
06/01/2029	7.500%	754,000	746,638
04/01/2030	7.875%	775,000	815,567
02/15/2031	7.125%	412,000	429,467
03/15/2033	7.500%	420,000	446,141
Gray Media, Inc.(a)
07/15/2032	9.625%	257,000	264,880
08/15/2033	7.250%	325,000	332,707
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	254,752	240,770
Mav Acquisition Corp.(a)
08/01/2029	8.000%	614,000	619,537
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	474,000	500,675
Meta Platforms, Inc.
11/15/2045	5.500%	1,910,000	1,836,760
11/15/2055	5.625%	3,361,000	3,193,015
11/15/2065	5.750%	3,700,000	3,498,263
Outfront Media Capital LLC/Corp.(a)
03/15/2030	4.625%	764,000	746,156
02/15/2031	7.375%	123,000	129,642
Roblox Corp.(a)
05/01/2030	3.875%	409,000	391,616
Snap, Inc.(a)
03/01/2033	6.875%	950,000	974,659
03/15/2034	6.875%	592,000	604,703
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(a)
08/15/2028	8.000%	445,000	459,389
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	348,000	306,176
03/15/2042	5.050%	1,270,000	897,232
03/15/2052	5.141%	186,000	123,295
Total			18,227,514
Metals and Mining 0.2%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	207,000	219,033
Carpenter Technology Corp.(a)
03/01/2034	5.625%	360,000	365,765
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	115,000	119,545
03/15/2032	7.000%	84,000	86,227
05/01/2033	7.375%	89,000	92,783
Compass Minerals International, Inc.(a)
07/01/2030	8.000%	460,000	487,868
Constellium SE(a)
06/15/2028	5.625%	489,000	489,380
04/15/2029	3.750%	375,000	362,610
08/15/2032	6.375%	701,000	724,883
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	734,000	734,191
04/01/2029	6.125%	524,000	529,834
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	1,068,000	1,031,186
03/01/2034	5.875%	648,000	653,447
Novelis Corp.(a)
01/30/2030	4.750%	554,000	536,793
08/15/2031	3.875%	631,000	577,681
08/15/2033	6.375%	350,000	356,646
Novelis, Inc.(a)
01/30/2030	6.875%	109,000	113,057
Total			7,480,929
Midstream 0.8%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	625,000	670,184
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	352,000	365,803
CNX Midstream Partners LP(a)
04/15/2030	4.750%	1,023,000	994,452
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	1,155,000	1,208,243
06/30/2033	7.375%	918,000	944,922
Enbridge, Inc.
04/05/2027	5.250%	4,086,000	4,142,555
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	3,995,000	3,243,996
Hess Midstream Operations LP(a)
10/15/2030	5.500%	275,000	278,085
ITT Holdings LLC(a)
08/01/2029	6.500%	87,000	83,881
NuStar Logistics LP
06/01/2026	6.000%	951,000	952,185
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	1,600,000	1,371,461
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	275,000	290,291
Sunoco LP(a),(j),(l)
	7.875%	867,000	894,359
Sunoco LP(a)
05/01/2029	7.000%	301,000	312,881
05/01/2032	7.250%	299,000	316,311
07/01/2033	6.250%	496,000	509,938
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	1,060,000	1,099,689
Venture Global Calcasieu Pass LLC(a)
08/15/2031	4.125%	655,000	604,463
11/01/2033	3.875%	589,000	512,434
Venture Global LNG, Inc.(a),(j),(l)
	9.000%	1,337,000	1,177,433
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	507,000	540,140
01/15/2030	7.000%	415,000	417,590
06/01/2031	8.375%	465,000	475,650
02/01/2032	9.875%	292,000	309,080
Venture Global Plaquemines LNG LLC(a)
12/15/2030	6.125%	174,000	179,112
05/01/2033	7.500%	348,000	381,539
01/15/2034	6.500%	769,000	798,642
06/15/2034	6.500%	230,000	238,369
05/01/2035	7.750%	348,000	388,125
01/15/2036	6.750%	1,760,000	1,845,387
Total			25,547,200
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	3,737,000	3,641,150
Oil Field Services 0.2%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	174,000	180,321
Archrock Services LP /Partners Finance Corp.(a)
02/01/2034	6.000%	186,000	185,854
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kodiak Gas Services LLC(a)
10/01/2033	6.500%	478,000	489,323
10/01/2035	6.750%	272,000	280,975
Nabors Industries, Inc.(a)
01/31/2030	9.125%	634,000	669,363
08/15/2031	8.875%	886,000	901,852
11/15/2032	7.625%	272,000	276,977
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	584,246	600,420
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	1,244,238	1,271,338
Transocean, Inc.(a)
05/15/2031	8.500%	520,000	529,034
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	904,000	936,251
Total			6,321,708
Other Industry 0.0%
Installed Building Products, Inc.(a)
02/01/2034	5.625%	140,000	141,014
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	215,000	214,235
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	173,000	178,734
04/15/2030	6.625%	277,000	286,841
Total			820,824
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%	415,000	411,497
07/15/2031	7.000%	181,000	192,173
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	401,000	401,413
05/15/2029	4.875%	233,000	227,940
02/01/2030	7.000%	178,000	183,297
RHP Hotel Properties LP/Finance Corp.(a)
04/01/2032	6.500%	323,000	334,330
06/15/2033	6.500%	298,000	308,908
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	219,000	217,824
09/15/2029	4.000%	241,000	228,879
Service Properties Trust
06/15/2029	8.375%	227,000	229,698
Service Properties Trust(a)
11/15/2031	8.625%	309,000	324,707
Total			3,060,666

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	1,463,000	1,389,701
01/30/2031	6.250%	247,000	253,870
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	1,144,000	1,145,454
04/15/2032	6.750%	337,000	339,866
Total			3,128,891
Pharmaceuticals 1.4%
1261229 BC Ltd.(a)
04/15/2032	10.000%	1,620,000	1,662,703
AbbVie, Inc.
03/15/2029	4.800%	15,237,000	15,604,273
11/21/2029	3.200%	4,208,000	4,082,561
Bausch Health Companies, Inc.(a)
06/01/2028	4.875%	502,000	466,129
Gilead Sciences, Inc.
03/01/2026	3.650%	18,174,000	18,166,228
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	1,465,000	1,443,848
Merck & Co., Inc.
12/04/2035	4.750%	2,166,000	2,146,844
Organon Finance 1 LLC(a)
04/30/2028	4.125%	266,000	260,885
04/30/2031	5.125%	130,000	118,015
Total			43,951,486
Property & Casualty 0.4%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	138,000	143,138
08/01/2029	6.000%	650,000	642,943
07/01/2032	6.750%	272,000	278,716
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	538,000	539,853
04/15/2028	6.750%	782,000	795,598
11/01/2029	5.875%	423,000	421,613
10/01/2031	6.500%	165,000	169,716
10/01/2032	7.375%	1,025,000	1,061,840
AmWINS Group, Inc.(a)
02/15/2029	6.375%	385,000	395,007
Ardonagh Finco Ltd.(a),(m)
02/15/2031	7.750%	953,000	985,009
Ardonagh Group Finance Ltd.(a),(m)
02/15/2032	8.875%	1,822,000	1,878,364
Asurion LLC and Asurion Co-Issuer, Inc.(a)
02/01/2034	8.375%	278,000	281,149
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	1,076,000	1,070,831
Howden UK Refinance PLC/2 PLC/US Refinance LLC(a)
02/15/2032	8.125%	354,000	361,352
Howden UK Refinance PLC/2/LLC(a)
02/15/2032	8.125%	671,000	683,581
HUB International Ltd.(a)
01/31/2032	7.375%	975,000	1,021,539
HUB International, Ltd.(a)
06/15/2030	7.250%	1,320,000	1,379,005
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	700,000	721,053
Ryan Specialty LLC(a)
08/01/2032	5.875%	391,000	397,466
Total			13,227,773
Railroads 0.4%
Canadian Pacific Railway Co.
12/02/2031	2.450%	6,461,000	5,807,249
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	488,000	503,642
Norfolk Southern Corp.
06/15/2026	2.900%	4,357,000	4,341,281
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	1,239,000	1,297,324
Total			11,949,496
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
09/15/2029	5.625%	231,000	235,011
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	1,007,000	951,636
Yum! Brands, Inc.
03/15/2031	3.625%	223,000	210,769
04/01/2032	5.375%	460,000	465,873
Total			1,863,289
Retailers 0.1%
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	315,000	319,975
08/01/2033	7.375%	660,000	668,860
Asbury Automotive Group, Inc.(a)
02/15/2032	5.000%	282,000	274,032
Beach Acquisition Bidco LLC(a),(i)
07/15/2033	10.000%	921,238	1,013,865
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	153,000	149,855
01/15/2030	6.375%	88,000	90,412
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.
11/01/2035	6.875%	336,000	339,842
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	219,000	215,813
08/01/2031	8.250%	227,000	239,183
Lithia Motors, Inc.(a)
01/15/2031	4.375%	325,000	312,757
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	596,000	556,369
Total			4,180,963
Supermarkets 0.0%
Albertsons Cos, Inc.(a),(e)
03/31/2032	5.625%	497,000	496,466
Technology 1.9%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	930,000	980,378
APLD ComputeCo LLC(a)
12/15/2030	9.250%	1,284,000	1,333,969
Block, Inc.(a)
08/15/2030	5.625%	327,000	332,840
08/15/2033	6.000%	255,000	260,260
Block, Inc.
06/01/2031	3.500%	214,000	200,086
05/15/2032	6.500%	667,000	693,097
Broadcom, Inc.(a)
11/15/2036	3.187%	6,413,000	5,429,580
CACI International, Inc.(a)
06/15/2033	6.375%	553,000	574,823
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	149,000	115,879
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	308,000	235,659
Cipher Compute LLC(a)
11/15/2030	7.125%	600,000	618,144
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	1,191,000	1,022,623
Cloud Software Group, Inc,(a)
08/15/2033	6.625%	157,000	150,486
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	1,586,000	1,604,068
06/30/2032	8.250%	566,000	575,993
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	2,386,000	1,899,606
CoreWeave, Inc.(a)
06/01/2030	9.250%	122,000	120,122
02/01/2031	9.000%	122,000	118,644
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ellucian Holdings, Inc.(a)
12/01/2029	6.500%	63,000	62,269
Entegris Escrow Corp.(a)
06/15/2030	5.950%	1,096,000	1,117,554
Fair Isaac Corp.(a)
05/15/2033	6.000%	453,000	461,183
Flash Compute LLC(a)
12/31/2030	7.250%	334,000	335,167
HealthEquity, Inc.(a)
10/01/2029	4.500%	587,000	572,412
Intel Corp.
03/25/2050	4.750%	3,510,000	2,899,496
International Business Machines Corp.
05/15/2026	3.300%	8,620,000	8,607,720
ION Platform Finance US Inc./SARL(a)
05/01/2028	4.625%	580,000	542,327
05/01/2028	5.000%	100,000	94,547
05/15/2028	5.750%	801,000	760,075
05/01/2029	8.750%	939,000	895,465
05/30/2029	9.500%	550,000	530,881
ION Platform Finance US, Inc.(a)
09/30/2032	7.875%	678,000	594,751
Iron Mountain, Inc.(a)
09/15/2027	4.875%	555,000	554,397
07/15/2028	5.000%	140,000	139,514
09/15/2029	4.875%	42,000	41,415
07/15/2030	5.250%	319,000	315,755
01/15/2033	6.250%	151,000	152,756
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	978,000	948,834
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	855,000	916,001
NCR Corp.(a)
04/15/2029	5.125%	146,000	144,246
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	1,301,000	1,336,039
05/15/2031	10.375%	267,000	282,492
02/15/2033	9.500%	212,000	215,924
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,090,000	1,050,888
01/15/2033	5.000%	3,969,000	4,018,445
Oracle Corp.
09/26/2065	6.100%	9,160,000	7,982,060
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,319,000	1,310,876
Science Applications International Corp.(a)
11/01/2033	5.875%	566,000	570,734

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Seagate Data Storage Technology Pte Ltd.(a)
12/15/2029	8.250%	290,000	305,990
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	246,000	257,064
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	680,000	693,694
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	283,000	292,285
Synaptics, Inc.(a)
06/15/2029	4.000%	667,000	646,793
UKG, Inc.(a)
02/01/2031	6.875%	858,000	857,536
WEX, Inc.(a)
03/15/2033	6.500%	597,000	609,984
WULF Compute LLC(a)
10/15/2030	7.750%	278,000	289,916
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	951,000	869,083
Total			58,542,825
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	579,000	592,625
06/15/2032	8.375%	546,000	561,582
ERAC USA Finance LLC(a)
05/01/2028	4.600%	7,614,000	7,714,332
Total			8,868,539
Wireless 0.6%
Altice France(a)
03/15/2032	6.500%	514,482	502,621
07/15/2032	6.875%	519,055	506,451
Altice France Lux 3/Holdings 1(a)
01/15/2033	10.000%	111,800	108,069
T-Mobile US, Inc.
02/15/2031	2.550%	6,368,000	5,822,259
02/15/2031	2.875%	12,165,000	11,299,221
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	930,000	841,385
07/15/2031	4.750%	57,000	52,151
04/15/2032	7.750%	610,000	628,221
Total			19,760,378
Wirelines 0.2%
AT&T, Inc.
08/15/2035	5.375%	1,693,000	1,727,054
12/01/2057	3.800%	1,185,000	814,434
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	599,000	617,709
03/15/2031	8.625%	576,000	602,722
Iliad Holding SAS(a)
10/15/2028	7.000%	470,000	474,909
Iliad Holding SASU(a)
04/15/2031	8.500%	473,000	506,761
04/15/2032	7.000%	406,000	416,220
Level 3 Financing, Inc.(a)
01/15/2036	8.500%	447,000	457,822
Optics Bidco SpA(a)
06/04/2038	7.721%	323,000	332,362
Uniti Group LP/Finance 2019, Inc./CSL Capital LLC(a),(m)
06/15/2032	8.625%	213,000	214,550
Verizon Communications, Inc.
03/21/2031	2.550%	286,000	261,217
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	733,000	768,048
Windstream Services LLC(a)
10/15/2033	7.500%	295,000	304,821
Total			7,498,629
Total Corporate Bonds & Notes (Cost $799,664,418)			779,008,075

Foreign Government Obligations(n),(o) 5.8%

Angola 0.0%
Angolan Government International Bond(a)
05/08/2048	9.375%	1,295,000	1,147,179
Canada 0.0%
NOVA Chemicals Corp.(a)
02/15/2030	9.000%	486,000	517,663
12/01/2031	7.000%	137,000	146,250
Total			663,913
Chile 0.2%
Corp Nacional del Cobre de Chile(a)
01/30/2037	5.529%	4,731,000	4,750,156
Colombia 1.1%
Colombia Government International Bond
04/15/2031	3.125%	7,757,000	6,720,703
04/22/2032	3.250%	2,860,000	2,416,324
01/21/2033	6.500%	3,559,000	3,540,914
09/18/2037	7.375%	19,674,000	20,065,902
Total			32,743,843
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dominican Republic 0.2%
Dominican Republic International Bond(a)
01/30/2030	4.500%		3,147,000	3,072,121
01/30/2060	5.875%		4,729,000	4,202,646
Total				7,274,767
Egypt 0.3%
Egypt Government International Bond(a)
02/16/2031	5.875%		4,255,000	4,142,319
02/16/2061	7.500%		5,600,000	4,748,317
Total				8,890,636
France 0.8%
French Republic Government Bond OAT(a)
05/25/2052	0.750%	EUR	11,611,000	6,140,332
05/25/2053	0.750%	EUR	34,759,000	17,817,777
Total				23,958,109
Guatemala 0.2%
Guatemala Government Bond(a)
08/15/2036	6.250%		6,818,000	7,106,734
Hungary 0.2%
Hungary Government International Bond(a)
09/22/2032	6.250%		5,730,000	6,074,815
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%		2,250,000	2,155,126
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%		2,801,000	2,767,637
Malaysia 0.1%
Petronas Capital Ltd.(a)
04/03/2055	5.848%		2,408,000	2,494,810
Mexico 1.0%
Mexico Government International Bond
03/22/2033	5.375%		6,164,000	6,094,540
02/09/2038	6.125%		10,560,000	10,531,951
Petroleos Mexicanos
06/15/2035	6.625%		9,599,000	9,137,809
01/23/2050	7.690%		6,712,000	6,041,586
Total				31,805,886
Mongolia 0.1%
Mongolia Government International Bond(a)
01/19/2028	8.650%		2,826,000	3,026,168
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%		2,465,000	2,513,374
Romania 0.2%
Romanian Government International Bond(a)
02/10/2037	7.500%		2,598,000	2,881,943
06/15/2048	5.125%		5,312,000	4,443,199
Total				7,325,142
Russian Federation 0.0%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%		1,320,000	1,076,497
Saudi Arabia 0.1%
Gaci First Investment Co.(a)
10/13/2032	5.250%		4,205,000	4,294,835
South Africa 0.2%
Republic of South Africa Government International Bond
09/30/2049	5.750%		3,444,000	2,830,952
04/20/2052	7.300%		1,189,000	1,173,153
Republic of South Africa Government International Bond(a),(g)
12/11/2055	7.250%		1,564,000	1,516,220
Total				5,520,325
Turkey 0.5%
Turkiye Government International Bond
02/12/2032	7.125%		14,868,000	15,532,771
United Arab Emirates 0.2%
DP World Ltd.(a)
09/25/2048	5.625%		3,620,000	3,488,792
DP World PLC(a)
07/02/2037	6.850%		3,540,000	3,942,090
Total				7,430,882
United Kingdom 0.1%
United Kingdom Gilt(a)
10/22/2061	0.500%	GBP	8,735,000	3,024,733
Total Foreign Government Obligations (Cost $183,808,407)				181,578,338

Joint Ventures(p) 0.7%
Value ($)
Itasca Park LLC(b),(h),(q),(r)	8,392,044
Itasca Park LLC - Unfunded(b),(h),(q),(r)	14,521,500
Total Joint Ventures (Cost $23,050,000)	22,913,544

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)

Residential Mortgage-Backed Securities - Agency(s) 39.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(c),(t)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	2.403%	22,162,265	2,255,367
CMO Series 2023-46 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	2.188%	30,717,542	3,417,557
CMO Series 2023-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2050	2.188%	36,724,041	4,908,741
CMO Series 2023-65 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/25/2050	2.188%	15,945,181	1,939,907
CMO Series 2025-102 Class SC
-1.0 x 30-day Average SOFR + 6.020% Cap 6.020% 12/25/2055	2.323%	35,225,866	3,308,202
CMO Series 2025-52 Class AS
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 07/25/2055	1.403%	74,513,915	3,473,026
CMO Series 2025-52A Class SA
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 07/25/2055	1.403%	43,322,828	2,101,638
CMO Series 2025-87 Class SA
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 10/25/2055	2.203%	43,008,436	3,819,816
Fannie Mae REMICS(c)
CMO Series 2022-60A Class FA
30-day Average SOFR + 0.700% Floor 0.700%, Cap 6.000% 09/25/2052	4.397%	23,940,594	23,774,296
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	4.547%	11,580,294	11,574,859
Residential Mortgage-Backed Securities - Agency(s) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-15 Class ME
30-day Average SOFR + 3.300% Floor 3.300%, Cap 7.800% 04/25/2055	6.997%	13,750,008	13,872,914
CMO Series 2025-86 Class FH
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 09/25/2055	4.547%	29,137,237	29,119,859
Federal Home Loan Mortgage Corp.
04/01/2026	4.000%	1,428	1,426
12/01/2046	3.500%	3,905,047	3,710,041
12/01/2051	2.500%	16,492,202	14,205,612
03/01/2052	2.000%	24,215,301	19,660,556
05/01/2052	3.000%	43,384,701	38,682,049
09/01/2052- 12/01/2052	5.000%	22,893,072	23,283,207
02/01/2053- 05/01/2053	4.500%	53,177,525	52,386,380
12/01/2053	5.500%	16,558,711	17,029,401
12/01/2053	6.000%	19,162,205	20,002,070
Series 2024
08/01/2054	5.500%	22,644,366	23,268,913
Federal Home Loan Mortgage Corp.(u)
09/01/2049	3.000%	3,668,783	3,298,436
10/01/2053- 11/01/2054	5.000%	39,057,118	39,521,796
Federal Home Loan Mortgage Corp.(c),(t)
CMO Series 3922 Class SH
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 09/15/2041	2.078%	135,058	11,130
CMO Series 4097 Class ST
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2042	2.228%	469,361	60,453
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	1.879%	387,901	40,740
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	2.238%	7,716,067	812,092
CMO Series 4979 Class KS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2048	2.238%	4,019,799	506,944
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency(s) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	2.228%	578,731	57,426
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	2.148%	287,345	29,478
Federal Home Loan Mortgage Corp.(t)
CMO Series 4176 Class BI
03/15/2043	3.500%	554,154	64,198
Federal Home Loan Mortgage Corp. REMICS(c),(t)
CMO Series 4703 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/15/2047	2.328%	15,134,245	1,776,695
CMO Series 4920 Class SA
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 10/15/2049	2.238%	27,168,255	2,854,055
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	2.178%	23,246,349	2,456,786
Federal Home Loan Mortgage Corp. REMICS(t)
CMO Series 5034 Class GI
11/25/2050	2.500%	15,910,701	2,489,123
CMO Series 5078 Class TI
02/25/2051	2.500%	21,435,122	3,234,586
CMO Series 5187 Class IK
01/25/2052	3.000%	19,200,702	3,209,956
Federal National Mortgage Association(c)
6-month Term SOFR + 1.415% Floor 1.415%, Cap 11.040% 06/01/2032	5.665%	1,821	1,841
1-year CMT + 2.305% Floor 2.305%, Cap 10.430% 07/01/2037	6.305%	41,433	43,051
Federal National Mortgage Association
08/01/2043- 07/01/2052	4.000%	63,549,221	61,511,877
04/01/2049- 04/01/2052	3.000%	32,657,613	29,323,443
01/01/2052- 04/01/2052	2.500%	42,335,117	36,420,191
05/01/2052	3.500%	67,250,734	62,592,415
Residential Mortgage-Backed Securities - Agency(s) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/01/2052- 09/01/2053	5.000%	27,932,901	28,283,192
10/01/2053	5.500%	17,935,569	18,457,418
CMO Series 2017-72 Class B
09/25/2047	3.000%	3,601,112	3,389,055
Federal National Mortgage Association(u)
01/01/2052	3.000%	17,398,055	15,482,474
Federal National Mortgage Association(c),(t)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	2.088%	1,517,547	154,302
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	2.338%	916,473	109,564
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	2.188%	655,628	77,487
CMO Series 2016-53 Class KS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	2.188%	3,025,044	357,986
CMO Series 2016-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	2.188%	6,346,973	692,497
CMO Series 2017-109 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	2.338%	3,155,896	369,095
CMO Series 2017-20 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2047	2.288%	2,904,722	350,146
CMO Series 2017-54 Class NS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	2.338%	2,660,463	356,735

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency(s) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-54 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	2.338%	5,453,055	691,859
CMO Series 2018-66 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	2.388%	3,564,074	444,033
CMO Series 2018-67 MS Class MS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	2.388%	2,687,534	343,427
CMO Series 2018-74 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	2.338%	4,691,180	509,988
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	2.238%	11,285,128	1,205,888
CMO Series 2019-42 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	2.238%	19,897,171	2,063,880
CMO Series 2019-60 Class SH
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	2.238%	7,358,285	829,793
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	2.238%	6,249,385	824,061
Federal National Mortgage Association REMICS(c),(t)
CMO Series 2013-26 Class SE
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/25/2043	2.338%	12,136,325	1,206,958
CMO Series 2019-25 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2049	2.238%	17,057,638	1,783,270
Residential Mortgage-Backed Securities - Agency(s) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac REMICS(c),(t)
CMO Series 2025-5564D Class NS
-1.0 x 30-day Average SOFR + 5.800% Cap 5.800% 08/25/2055	2.103%	57,779,968	4,512,633
CMO Series 5326 Class SE
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/25/2053	2.253%	16,969,474	1,325,584
CMO Series 5362 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2049	2.228%	20,176,769	2,346,780
Freddie Mac REMICS(t)
CMO Series 5152 Class XI
11/25/2050	2.500%	33,669,463	4,705,924
CMO Series 5287 Class NI
05/25/2051	3.500%	17,746,961	3,563,837
Freddie Mac REMICS(c)
CMO Series 5460 Class FN
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 10/25/2054	4.797%	22,743,473	22,868,573
CMO Series 5462 Class FA
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 10/25/2054	4.797%	21,076,255	21,192,320
CMO Series 5500A Class FE
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 02/25/2055	5.097%	11,948,179	12,068,215
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	7.647%	14,094,478	14,277,943
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	7.647%	27,334,614	27,986,965
CMO Series 5518 Class FC
30-day Average SOFR + 1.320% Floor 1.320%, Cap 6.500% 03/25/2055	5.017%	14,641,522	14,803,230
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency(s) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5534 Class FD
30-day Average SOFR + 1.250% Floor 1.250%, Cap 6.500% 05/25/2055	4.947%	15,737,623	15,783,555
CMO Series 5542 Class F
30-day Average SOFR + 4.300% 05/25/2055	7.997%	8,655,693	8,790,400
CMO Series 5560 Class MB
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	8.297%	14,215,592	14,538,063
CMO Series 5563 Class FT
30-day Average SOFR + 1.350% Floor 1.350%, Cap 6.500% 08/25/2055	5.047%	19,260,352	19,483,996
CMO Series 5573 Class F
30-day Average SOFR + 1.000% Cap 8.550% 09/25/2055	7.997%	8,659,763	8,864,979
Government National Mortgage Association
04/20/2048	4.500%	2,646,867	2,635,022
Government National Mortgage Association(t)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	2,422,203	230,483
CMO Series 2020-175 Class KI
11/20/2050	2.500%	19,442,590	2,806,699
CMO Series 2020-189 Class HI
12/20/2050	3.000%	23,086,070	3,880,951
CMO Series 2020-191 Class UG
12/20/2050	3.500%	12,435,166	2,089,349
CMO Series 2021-119 Class QI
07/20/2051	3.000%	17,280,185	2,892,689
CMO Series 2021-140 Class IJ
08/20/2051	3.000%	28,454,756	4,698,375
CMO Series 2021-16 Class KI
01/20/2051	2.500%	17,144,939	2,527,725
CMO Series 2021-89 Class IO
05/20/2051	3.000%	18,485,307	3,381,000
CMO Series 2021-97 Class IQ
06/20/2051	2.500%	10,421,791	1,366,904
Residential Mortgage-Backed Securities - Agency(s) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(c),(t)
CMO Series 2015-110 Class MS
-1.0 x 1-month Term SOFR + 5.596% Cap 5.710% 08/20/2045	1.920%	9,669,345	957,533
CMO Series 2016-120 Class NS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2046	2.310%	17,751,441	2,529,555
CMO Series 2017-130 Class GS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	2.410%	8,039,312	1,066,211
CMO Series 2017-130 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	2.410%	3,507,883	437,195
CMO Series 2017-134 Class SD
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2047	2.410%	12,937,692	1,967,529
CMO Series 2017-149 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	2.410%	4,334,340	612,160
CMO Series 2017-153 Class SE
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	2.410%	16,800,184	2,299,466
CMO Series 2017-163 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	2.410%	1,846,253	237,951
CMO Series 2017-37 Class SB
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 03/20/2047	2.360%	2,625,699	377,812
CMO Series 2018-103 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	2.410%	2,446,030	289,725

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency(s) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-112 Class LS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	2.410%	3,046,741	360,880
CMO Series 2018-125 Class SK
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2048	2.460%	3,961,057	414,730
CMO Series 2018-134 Class KS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	2.410%	3,219,827	354,062
CMO Series 2018-139 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	2.360%	2,276,315	255,639
CMO Series 2018-148 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2045	2.410%	18,407,360	2,189,149
CMO Series 2018-148 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	2.410%	6,151,634	883,075
CMO Series 2018-151 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	2.360%	5,190,519	597,106
CMO Series 2018-89 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	2.410%	3,119,503	405,707
CMO Series 2018-89 Class SM
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	2.410%	4,132,016	476,718
CMO Series 2018-91 Class DS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	2.410%	3,195,109	344,331
Residential Mortgage-Backed Securities - Agency(s) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-20 Class JS
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2049	2.210%	4,984,126	547,221
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	2.360%	3,491,700	382,545
CMO Series 2019-56 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	2.360%	3,808,362	437,280
CMO Series 2019-59 Class KS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	2.260%	3,806,600	439,457
CMO Series 2019-6 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2049	2.310%	16,038,182	1,869,213
CMO Series 2019-85 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	2.360%	3,424,569	312,645
CMO Series 2019-90 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	2.360%	5,481,647	746,434
CMO Series 2020-21 Class VS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2050	2.260%	2,691,084	350,183
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	2.260%	20,572,191	2,270,411
CMO Series 2020-62 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	2.360%	4,803,595	553,344
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency(s) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-116 Class YS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2050	2.410%	20,992,552	2,979,672
CMO Series 2022-135 Class SE
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 08/20/2052	2.347%	45,527,734	4,459,487
CMO Series 2022-18 Class SL
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 01/20/2052	2.597%	18,838,467	2,790,284
CMO Series 2022-207 Class SC
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2050	2.310%	32,754,367	3,879,437
CMO Series 2022-63 Class GS
-1.0 x 30-day Average SOFR + 5.500% Cap 5.500% 04/20/2052	1.797%	24,427,567	2,438,059
CMO Series 2022-81 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	2.410%	17,065,685	1,975,624
CMO Series 2023-101 Class SE
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/20/2053	2.297%	17,553,007	934,691
CMO Series 2023-132 Class SB
-1.0 x 30-day Average SOFR + 6.500% Cap 6.500% 09/20/2053	2.797%	37,052,773	2,925,550
CMO Series 2023-141 Class SN
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2049	2.260%	30,652,238	3,613,304
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	2.260%	31,492,331	3,338,697
Residential Mortgage-Backed Securities - Agency(s) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-66 Class AS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	2.310%	27,327,423	3,189,826
CMO Series 2024-30 Class XH
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 02/20/2054	2.147%	31,030,923	2,324,179
CMO Series 2024-51 Class SA
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 03/20/2054	2.297%	24,409,805	2,163,868
CMO Series 2024-59 Class JS
30-day Average SOFR + 7.150% Cap 7.150% 04/20/2054	3.447%	36,737,719	3,819,992
CMO Series 2024-59 Class SW
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	1.747%	23,167,726	1,590,965
CMO Series 2024-64 Class KS
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	1.747%	52,379,569	4,059,338
CMO Series 2024-92 Class DS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 05/20/2054	2.247%	16,541,980	1,222,816
CMO Series 2025-41 Class HS
-1.0 x 30-day Average SOFR + 5.340% Cap 5.340% 03/20/2055	1.637%	33,919,373	2,410,063
CMO Series 2051-56Q Class SL
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2055	2.297%	34,278,331	3,326,455
Government National Mortgage Association(c)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	7.693%	11,931,343	12,262,769

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency(s) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association TBA(e)
02/20/2054	5.000%	25,000,000	24,994,054
02/20/2055	4.500%	50,000,000	48,818,436
02/19/2056	4.000%	36,000,000	34,037,315
Uniform Mortgage-Backed Security TBA(e)
03/12/2038	6.000%	31,000,000	31,727,620
02/17/2041	3.000%	32,000,000	30,728,358
03/13/2055	3.500%	40,000,000	36,951,098
03/13/2055	4.000%	15,000,000	14,309,311
03/13/2055	5.000%	15,000,000	14,974,774
03/12/2056	5.500%	52,500,000	53,166,727
Total Residential Mortgage-Backed Securities - Agency (Cost $1,253,349,743)			1,248,095,887

Residential Mortgage-Backed Securities - Non-Agency 17.3%

A&D Mortgage Trust(a),(j)
CMO Series 2025-NQM4 Class A1
10/25/2070	5.225%	12,205,026	12,311,007
A&D Mortgage Trust(a),(v)
CMO Series 2026-NQM1 Class A1
02/25/2071	4.912%	10,850,000	10,833,920
Angel Oak Mortgage Trust(a),(j)
CMO Series 2025-13 Class A1
10/25/2070	4.929%	8,635,737	8,673,296
CMO Series 2025-8 Class A1
07/25/2070	5.410%	7,864,444	7,951,485
Barclays Mortgage Loan Trust(a),(j)
CMO Series 2026-NQM1 Class A1
12/25/2065	4.911%	13,700,000	13,711,534
CAFL Issuer LLC(a),(j)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	755,202	717,138
CHNGE Mortgage Trust(a),(v)
CMO Series 2022-1 Class M1
01/25/2067	3.990%	4,000,000	3,457,715
CHNGE Mortgage Trust(a),(j)
CMO Series 2023-3 Class A1
07/25/2058	7.100%	5,031,442	5,051,342
CIM Trust(a),(j)
CMO Series 2025-NR1 Class A1
06/25/2064	5.000%	5,104,019	5,022,180
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	151,914	151,417
COLT Mortgage Loan Trust(a),(v)
CMO Series 2021-3 Class A1
09/27/2066	0.956%	5,144,982	4,436,585
CMO Series 2021-5 Class A3
11/26/2066	2.807%	6,400,000	5,091,749
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-6 Class A3
12/25/2066	3.006%	8,426,000	7,102,934
COLT Mortgage Loan Trust(a),(j)
CMO Series 2024-7 Class A1
12/26/2069	5.538%	5,836,107	5,892,820
Credit Suisse Mortgage Trust(a),(v)
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	1,012,606	932,432
Cross Mortgage Trust(a),(v)
CMO Series 2024-H7 Class A1
11/25/2069	5.585%	7,643,543	7,717,828
CMO Series 2025-H5 Class A1
07/25/2070	5.509%	5,456,177	5,523,327
Deephaven Residential Mortgage Trust(a),(v)
CMO Series 2020-2 Class M1
05/25/2065	4.112%	5,466,795	5,440,180
CMO Series 2021-4 Class A1
11/25/2066	1.931%	4,791,866	4,281,283
CMO Series 2021-4 Class A3
11/25/2066	2.239%	5,003,594	4,494,763
EASY(a),(j)
CMO Series 2025-RTL1 Class A1
05/25/2040	6.456%	10,900,000	11,035,097
EFMT(a),(v)
CMO Series 2025-NQM6 Class A1
12/25/2070	5.001%	9,894,417	9,937,745
Ellington Financial Mortgage Trust(a),(v)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	2,500,000	2,442,905
FIGRE Trust(a),(v)
CMO Series 2023-HE3 Class B
01/25/2042	6.971%	2,854,538	2,959,534
FMC GMSR Issuer Trust(a),(v)
CMO Series 2020-GT1 Class A
01/25/2028	4.450%	10,500,000	10,440,810
Freddie Mac STACR REMIC Trust(a),(c)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.347%	1,007,333	1,010,544
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	8.947%	5,132,000	5,364,466
Freddie Mac STACR Single Seller Risk Transfer Debt Notes(a),(c)
Subordinated CMO Series 2019-CS03 Class B2
30-day Average SOFR + 0.114% 10/25/2032	4.454%	9,613,737	9,312,034
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR Single Seller Risk Transfer Debt Notes(t)
Subordinated CMO Series 2019-CS03 Class IO
10/25/2029	0.270%	765,712,092	5,453,248
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(c)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	7,448,436	7,230,001
CMO Series 2020-CS01 Class B2
30-day Average SOFR + 0.114% 04/25/2033	4.454%	15,000,000	12,289,376
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(t)
CMO Series 2020-CS01 Class IO1
04/25/2030	0.080%	1,666,189,552	3,806,743
CMO Series 2020-CS01 Class IO2
04/25/2030	0.125%	1,666,189,552	5,948,130
GCAT Trust(a),(v)
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	3,730,751	3,614,523
CMO Series 2021-NQM6 Class A2
08/25/2066	2.710%	4,100,000	3,455,591
CMO Series 2021-NQM6 Class A3
08/25/2066	2.810%	7,500,000	5,999,362
CMO Series 2021-NQM7 Class A3
08/25/2066	2.891%	10,000,000	8,185,074
CMO Series 2025-NQM5 Class A1
08/25/2070	4.981%	16,391,428	16,455,313
GCAT Trust(a),(j)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.550%	6,034,373	6,113,898
Genworth Mortgage Insurance Corp.(a),(c)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	6.597%	694,883	694,883
GITSIT Mortgage Loan Trust(a),(j)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.276%	3,028,627	3,031,549
CMO Series 2025-NPL2 Class A1
12/25/2055	5.425%	9,327,802	9,330,923
GS Mortgage-Backed Securities Corp. Trust(a),(j)
CMO Series 2025-NQM6 Class A1
11/25/2029	5.021%	10,811,613	10,871,792
GS Mortgage-Backed Securities Trust(a),(j)
CMO Series 2025-NQM4 Class A1
10/25/2065	5.006%	9,336,314	9,383,220
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HOMES Trust(a),(j)
CMO Series 2025-AFC2 Class AIA
06/25/2060	5.471%	7,571,737	7,659,233
HOMES Trust(a),(v)
CMO Series 2025-AFC4 Class A1
11/25/2060	0.972%	10,934,003	11,009,416
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	12,326,438	12,359,204
CMO Series 2025-1 Class A
11/25/2042	6.500%	3,531,806	3,541,825
Imperial Fund Mortgage Trust(a),(v)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	2,729,129	2,461,298
Legacy Mortgage Asset Trust(a),(j)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	4,288,700	4,304,291
CMO Series 2021-GS2 Class A1
04/25/2061	5.750%	3,214,543	3,218,762
MFA Trust(a),(v)
CMO Series 2020-NQM1 Class M1
08/25/2049	3.071%	2,800,000	2,630,471
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	12,854,000	12,512,201
MFA Trust(j)
CMO Series 2024-NPL1 Class A1
09/25/2054	6.330%	12,522,349	12,625,643
Mill City Mortgage Loan Trust(a),(j)
CMO Series 2023-NQM1 Class A1
10/25/2067	6.050%	3,265,454	3,258,675
New Residential Mortgage Loan Trust(a),(v)
Subordinated CMO Series 2020-RPL1 Class B4
11/25/2059	3.828%	10,000,000	6,947,289
PRET LLC(a),(j)
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	8,771,212	8,775,904
CMO Series 2025-NPL4 Class A1
04/25/2055	6.368%	7,777,159	7,798,320
PRPM LLC(a),(j)
CMO Series 2024-8 Class A1
12/25/2029	5.897%	5,397,382	5,400,341
CMO Series 2025-2 Class A1
05/25/2030	6.469%	8,471,095	8,469,330
PRPM Trust(a),(v)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.606%	9,042,166	9,152,086
CMO Series 2025-NQM4 Class A1
07/25/2070	4.980%	6,577,309	6,606,831

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCO Trust(a),(j)
CMO Series 2025-PR1 Class A
02/25/2055	6.250%	6,545,379	6,508,133
RCO VIII Mortgage LLC(a),(j)
CMO Series 2025-3 Class A1
05/25/2030	6.435%	3,808,839	3,815,559
RCO X Mortgage LLC(a),(j)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	7,593,739	7,596,280
SAIF Securitization Trust(a),(j)
CMO Series 2025-CES1 Class A1
06/25/2065	5.406%	7,814,178	7,882,224
Saluda Grade Alternative Mortgage Trust(a),(v)
Subordinated CMO Series 2023-FIG4 Class CE
11/25/2053	49.381%	3,953,360	6,875,119
SG Residential Mortgage Trust(a),(v)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	3,437,479	3,395,987
Starwood Mortgage Residential Trust(a),(v)
CMO Series 2020-3 Class M1
04/25/2065	3.544%	6,500,000	5,910,371
CMO Series 2021-3 Class A1
06/25/2056	1.127%	1,386,668	1,234,183
CMO Series 2021-6 Class A3
11/25/2066	2.933%	13,954,000	10,476,388
CMO Series 2022-2 Class A1
02/25/2067	3.170%	2,135,490	2,091,769
STRU(b),(c),(e),(k),(t)
CMO Series 20JP-9634 Class S
-1.0 x 30-day Average SOFR + 5.700% Floor 5.700% 02/27/2056	2.001%	32,712,532	2,315,434
Structured Agency Credit Risk(c)
Subordinated CMO Series 2020-CS02 Class B1
30-day Average SOFR + 0.114% 06/25/2033	4.465%	6,281,514	6,152,395
Toorak Mortgage Trust(a),(j)
CMO Series 2024-RRTL2 Class A1
09/25/2039	5.504%	10,200,000	10,242,429
Toorak Mortgage Trust(a),(v)
CMO Series 2025-RRTL1 Class M1
02/25/2040	6.791%	4,800,000	4,810,136
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	6,639,488	6,656,106
Vericrest Opportunity Loan Transferee CVI LLC(a),(j)
CMO Series 2021-NP12 Class A1
12/26/2051	2.734%	9,391,313	9,398,533
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(v)
CMO Series 2021-5 Class A2
09/25/2066	1.218%	1,423,383	1,244,390
CMO Series 2021-5 Class A3
09/25/2066	1.373%	2,695,046	2,366,370
CMO Series 2021-5 Class M1
09/25/2066	2.331%	2,600,000	1,896,941
CMO Series 2021-7 Class A3
10/25/2066	2.240%	4,981,280	4,454,120
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	496,438	489,535
Subordinated CMO Series 2021-8 Class B1
11/25/2066	4.242%	12,412,000	10,700,786
Verus Securitization Trust(a),(j)
CMO Series 2025-6 Class A1
07/25/2070	5.417%	10,793,155	10,913,550
Visio Trust(a),(v)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	43,858	43,622
Visio Trust(a)
CMO Series 2021-1R Class A1
05/25/2056	1.280%	3,337,731	3,132,865
CMO Series 2021-1R Class A2
05/25/2056	1.484%	1,061,846	999,455
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $557,430,318)			543,495,496

Rights 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Altice Luxembourg France SA, CVR(b),(h),(k),(r)	467	7,481
Total Communication Services		7,481
Total Rights (Cost $27)		7,481

Senior Loans 2.6%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
Goat Holdco LLC(c),(w)
Tranche B Term Loan
1-month Term SOFR + 2.500% 01/27/2032	6.172%	50,630	50,585
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Karman Holdings, Inc.(c),(w)
Term Loan
3-month Term SOFR + 3.500% 04/01/2032	7.172%	464,303	465,175
Karman Holdings, Inc.(c),(m),(w)
Tranche B Term Loan
3-month Term SOFR + 2.750% 04/01/2032		51,701	51,799
TransDigm, Inc.(c),(w)
Tranche J Term Loan
1-month Term SOFR + 2.500% 02/28/2031	6.172%	295,500	295,305
Tranche M Term Loan
1-month Term SOFR + 2.500% 08/19/2032	6.172%	38,122	38,089
Total			900,953
Airlines 0.0%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(c),(w)
Term Loan
3-month Term SOFR + 3.250% 05/28/2032	6.918%	33,750	33,784
American Airlines, Inc.(c),(w)
Term Loan
6-month Term SOFR + 2.250% 06/04/2029	6.258%	294,000	293,450
Total			327,234
Automotive 0.0%
American Axle & Manufacturing, Inc.(c),(w)
Tranche B Term Loan
6-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	6.793%	150,000	150,141
Clarios Global LP(c),(w)
1st Lien Term Loan
1-month Term SOFR + 2.750% 01/28/2032	6.422%	314,086	314,183
First Brands Group LLC(g),(w)
1st Lien Term Loan
03/30/2027	9.552%	144,019	385
First Brands Group LLC(c),(w),(x)
Debtor in Possession Term Loan
1-month Term SOFR + 8.450% 06/29/2026	5.238%	57,523	7,766
First Brands Group LLC(c),(w)
Term Loan
1-month Term SOFR + 7.000% 06/29/2026	10.688%	165,190	723
Total			473,198
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.1%
Aretec Group, Inc.(c),(w)
Tranche B4 1st Lien Term Loan
1-month Term SOFR + 3.000% 08/09/2030	6.672%	295,517	293,930
Chicago US Midco III LP(c),(m),(w),(y)
Delayed Draw Term Loan
3-month Term SOFR + 1.250% 10/30/2032	1.250%	55,557	55,384
Chicago US Midco III LP(c),(w)
Term Loan
1-month Term SOFR + 2.500% 10/30/2032	6.172%	374,083	372,916
Focus Financial Partners LLC(c),(m),(w)
Tranche C Term Loan
1-month Term SOFR + 2.500% 09/15/2031	6.172%	328,265	325,991
GTCR Everest Borrower LLC(c),(w)
Term Loan
3-month Term SOFR + 2.750% 09/05/2031	6.422%	181,920	181,607
HighTower Holding LLC(c),(w)
Term Loan
3-month Term SOFR + 2.750% 02/03/2032	6.651%	146,612	146,062
Jefferies Finance LLC(c),(w)
Term Loan
1-month Term SOFR + 2.750% 10/21/2031	6.430%	168,338	167,707
June Purchaser LLC(c),(m),(w),(y)
Delayed Draw Term Loan
3-month Term SOFR + 2.750% 11/28/2031	2.750%	19,286	19,296
June Purchaser LLC(c),(w)
Term Loan
3-month Term SOFR + 2.750% 11/28/2031	6.422%	114,846	114,908
Osaic Holdings, Inc.(c),(w)
Term Loan
3-month Term SOFR + 3.000% 07/30/2032	6.595%	218,578	216,639
PEX Holdings LLC(c),(w)
Term Loan
3-month Term SOFR + 2.750% 11/26/2031	6.422%	199,830	199,496
VFH Parent LLC(c),(w)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 06/21/2031	6.172%	451,539	450,220
Total			2,544,156

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.1%
Cornerstone Building Brands, Inc.(c),(w)
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	8.180%	44,267	30,120
Covia Holdings LLC(c),(w)
Term Loan
3-month Term SOFR + 2.750% 02/26/2032	6.402%	349,123	348,686
DG Investment Intermediate Holdings 2, Inc.(c),(w)
1st Lien Term Loan
1-month Term SOFR + 3.250% 07/09/2032	6.922%	389,655	390,142
Green Infrastructure Partners, Inc.(c),(w)
Term Loan
3-month Term SOFR + 2.750% 09/24/2032	6.422%	432,655	432,387
Johnstone Supply LLC(c),(w)
Term Loan
1-month Term SOFR + 2.500% 06/09/2031	6.177%	421,861	421,570
Kodiak BP LLC(c),(w)
Term Loan
1-month Term SOFR + 3.750% 12/04/2031	7.422%	23,446	23,010
LBM Acquisition LLC(c),(w)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	7.521%	294,742	283,123
Madison Safety & Flow LLC(c),(w)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 2.500% 09/26/2031	6.174%	483,718	484,443
Park River Holdings, Inc.(c),(w)
Term Loan
3-month Term SOFR + 4.500% 03/15/2031	8.161%	92,952	92,807
Quikrete Holdings, Inc.(c),(w)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 04/14/2031	5.922%	294,005	294,005
Tranche B2 1st Lien Term Loan
1-month Term SOFR + 2.250% 03/19/2029	5.922%	149,619	149,705
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 2.250% 02/10/2032	5.922%	475	475
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Smyrna Ready Mix Concrete LLC(c),(w)
Term Loan
1-month Term SOFR + 3.000% 04/02/2029	6.672%	420,852	420,065
Specialty Building Products Holdings LLC(c),(w)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/16/2028	7.522%	117,228	111,005
Standard Building Solutions, Inc.(c),(w)
Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 09/22/2028	5.421%	96,856	97,050
White Cap Supply Holdings LLC(c),(w)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	6.922%	294,742	293,823
Total			3,872,416
Cable and Satellite 0.0%
Iridium Communications, Inc.(c),(w)
Tranche B4 Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 09/20/2030	5.922%	250,000	236,072
Sunrise Financing Partnership(c),(w)
Tranche AAA Term Loan
6-month Term SOFR + 2.500% 02/15/2032	6.129%	152,000	151,445
Telesat Canada(c),(w)
Tranche B5 Term Loan
3-month Term SOFR + 2.750% 12/07/2026	6.834%	200,000	158,072
Total			545,589
Chemicals 0.2%
A-AP Buyer, Inc.(b),(c),(w)
Term Loan
3-month Term SOFR + 2.750% 09/09/2031	6.417%	142,628	142,807
Chemours Co. (The)(c),(w)
Tranche B4 Term Loan
1-month Term SOFR + 3.500% 10/15/2032	7.172%	319,893	317,493
Ineos Quattro Holdings UK Ltd.(c),(w)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.022%	3,256,215	2,249,491
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ineos US Finance LLC(c),(m),(w)
Term Loan
1-month Term SOFR + 3.250% 02/19/2030	6.922%	1,963,498	1,413,718
1-month Term SOFR + 3.000% 02/07/2031	6.672%	502,193	349,863
Innophos Holdings, Inc.(c),(w)
Term Loan
1-month Term SOFR + 4.250% 03/16/2029	8.036%	148,037	144,262
Lummus Technology Holdings V LLC(c),(w)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/31/2029	6.172%	168,104	168,183
Olympus Water US Holding Corp.(c),(w)
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	6.672%	472,835	465,506
Qnity Electronics, Inc.(c),(w)
Term Loan
6-month Term SOFR + 2.000% 11/01/2032	5.698%	400,000	401,500
Rockpoint Gas Storage Partners LP(c),(w)
Term Loan
3-month Term SOFR + 2.500% 09/18/2031	6.172%	148,500	148,616
USALCO LLC(c),(m),(w),(y)
Delayed Draw Term Loan
3-month Term SOFR + 1.000% 09/30/2031	1.000%	24,572	24,503
USALCO LLC(c),(w)
Term Loan
1-month Term SOFR + 3.500% 09/30/2031	7.172%	236,114	235,451
W. R. Grace Holdings LLC(c),(w)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 08/19/2032	6.689%	69,648	69,329
Windsor Holdings III LLC(c),(w)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/01/2030	6.422%	294,037	294,590
Total			6,425,312
Construction Machinery 0.0%
Engineered Machinery Holdings, Inc.(c),(w)
Term Loan
3-month Term SOFR + 3.250% 11/26/2032	6.922%	76,542	76,788
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.1%
Allied Universal Holdco LLC(c),(w)
Term Loan
1-month Term SOFR + 3.250% 08/20/2032	6.922%	455,828	456,274
AmSpec Parent LLC(c),(w)
Term Loan
3-month Term SOFR + 3.500% 12/22/2031	7.172%	149,280	149,031
Arches Buyer, Inc.(c),(w)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.022%	293,814	292,398
Conservice Midco LLC(c),(w)
Term Loan
1-month Term SOFR + 2.750% 05/13/2030	6.422%	294,784	294,477
Corporation Service Co.(c),(w)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 11/02/2029	5.672%	268,410	266,145
Cushman & Wakefield US Borrower LLC(c),(w)
Term Loan
1-month Term SOFR + 2.750% 01/31/2030	6.422%	400,000	402,252
Ensemble RCM LLC(c),(w)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	6.667%	84,272	83,482
Fleet Midco I Ltd.(b),(c),(w)
Tranche B2 Term Loan
6-month Term SOFR + 2.750% 02/21/2031	6.792%	101,403	101,530
Frontdoor, Inc.(c),(w)
Tranche B Term Loan
1-month Term SOFR + 2.250% 12/19/2031	5.922%	398,992	401,486
OMNIA Partners LLC(c),(m),(w)
Tranche B Term Loan
3-month Term SOFR + 2.750% 12/31/2032	6.455%	397,504	397,555
Prime Security Services Borrower LLC(c),(w)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.000% 10/13/2030	5.688%	431,540	430,371
Raven Acquisition Holdings LLC(c),(m),(w),(y)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 11/19/2031	3.000%	21,673	21,435

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Raven Acquisition Holdings LLC(c),(w)
Term Loan
1-month Term SOFR + 3.000% 11/19/2031	6.672%	301,148	297,835
Rosen International SARL(c),(w)
Term Loan
3-month Term SOFR + 2.250% 03/26/2031	5.922%	454,970	454,647
WW International, Inc.(c),(w)
Term Loan
3-month Term SOFR + 6.800% 06/24/2030	10.489%	250,000	220,235
Total			4,269,153
Consumer Products 0.0%
Bombardier Recreational Products, Inc.(c),(w)
Term Loan
1-month Term SOFR + 2.250% 01/22/2031	5.922%	293,276	293,610
Osmosis Buyer Ltd.(c),(w)
Tranche B Term Loan
3-month Term SOFR + 3.000% 07/31/2028	6.773%	248,747	248,690
Recess Holdings, Inc.(c),(w)
1st Lien Term Loan
3-month Term SOFR + 3.750% 02/20/2030	7.418%	294,772	295,601
SRAM LLC(c),(w)
Term Loan
6-month Term SOFR + 2.250% 02/27/2032	5.926%	401,904	401,904
Total			1,239,805
Diversified Manufacturing 0.1%
Columbus McKinnon Corp.(c),(w)
Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 05/14/2028	6.172%	299,127	297,258
Columbus McKinnon Corp.(c),(m),(w)
Tranche B Term Loan
3-month Term SOFR + 3.500% 01/21/2033		316,369	313,996
CompoSecure Holdings LLC(c),(w)
Term Loan
1-month Term SOFR + 2.250% 01/14/2033	5.928%	76,433	76,195
Dynamo Midco BV(c),(w)
Tranche B1 Term Loan
1-month Term SOFR + 3.250% 09/30/2031	6.938%	59,252	59,289
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
EMRLD Borrower LP(c),(w)
Term Loan
3-month Term SOFR + 2.250% 05/31/2030	6.072%	281,145	280,692
Filtration Group Corp.(c),(w)
Tranche B Term Loan
1-month Term SOFR + 2.750% 10/21/2028	6.422%	383,070	383,311
Madison IAQ LLC(c),(w)
Term Loan
6-month Term SOFR + 2.500% 06/21/2028	6.128%	294,615	294,433
Resilience Parent LLC(c),(m),(w)
Tranche B Term Loan
3-month Term SOFR + 2.500% 01/21/2033		171,559	171,345
Tiger Acquisition LLC(c),(w)
Term Loan
1-month Term SOFR + 2.500% 08/23/2032	6.173%	285,004	284,231
TK Elevator Midco GmbH(c),(w)
Tranche B Term Loan
6-month Term SOFR + 2.750% 04/30/2030	6.377%	294,052	294,552
WEC US Holdings, Inc.(c),(w)
Term Loan
1-month Term SOFR + 2.000% 01/27/2031	5.700%	280,932	280,485
Total			2,735,787
Electric 0.1%
Astoria Project Partners LLC/Energy LLC(c),(w)
Tranche B Term Loan
3-month Term SOFR + 2.250% 06/23/2032	6.422%	283,933	284,376
Bayonne Energy Center LLC(c),(w)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/01/2032	6.672%	199,859	200,275
Carroll County Energy LLC(c),(m),(w)
Term Loan
3-month Term SOFR + 2.750% 06/30/2031	6.422%	316,674	318,495
Compass Power Generation LLC(c),(w)
Tranche B4 Term Loan
1-month Term SOFR + 3.250% 04/14/2029	6.922%	44,935	45,125
Constellation Renewables LLC(c),(w)
Term Loan
3-month Term SOFR + 2.000% Floor 1.000% 12/15/2027	5.822%	400,000	400,124
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cornerstone Generation LLC(c),(w)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/11/2032	6.917%	144,553	145,517
CPV Fairview LLC(c),(w)
Tranche B Term Loan
3-month Term SOFR + 2.500% 08/14/2031	6.172%	54,786	54,745
EFS Cogen Holdings I LLC(c),(w)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/03/2031	6.672%	377,496	377,092
Hamilton Projects Acquiror LLC(c),(w)
Term Loan
1-month Term SOFR + 2.500% 05/30/2031	6.172%	115,564	115,977
Invenergy Thermal Operating I LLC(c),(w)
Tranche B Term Loan
3-month Term SOFR + 2.750% 05/17/2032	6.410%	82,017	82,837
Tranche C Term Loan
3-month Term SOFR + 2.750% 05/17/2032	6.410%	5,176	5,227
Lackawanna Energy Center LLC(c),(w)
Tranche B Term Loan
1-month Term SOFR + 3.000% 08/05/2032	6.675%	143,580	144,262
New Frontera Holdings LLC(c),(w)
2nd Lien Term Loan
3-month Term SOFR + 1.500% Floor 1.000% 07/28/2028	5.434%	250,000	242,188
South Field Energy LLC(c),(w)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.672%	375,738	377,459
Tranche C Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.672%	22,709	22,813
West Deptford Energy Holdings LLC(c),(w)
Term Loan
1-month Term SOFR + 4.000% 07/24/2032	7.672%	80,629	80,277
Total			2,896,789
Environmental 0.1%
EnergySolutions LLC/Envirocare of Utah LLC(c),(w)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/20/2030	6.922%	153,372	153,372
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
GFL Environmental Services, Inc.(c),(w)
Term Loan
3-month Term SOFR + 2.500% 03/03/2032	6.273%	399,000	398,669
Northstar Group Services, Inc.(c),(w)
Tranche B Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	8.417%	101,987	102,326
Reworld Holding Corp.(c),(w)
Tranche B Term Loan
1-month Term SOFR + 2.250% 01/15/2031	5.925%	78,422	78,308
Tranche B1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	5.921%	294,255	294,256
Tranche C Term Loan
1-month Term SOFR + 2.250% 01/31/2031	5.925%	12,744	12,725
Tidal Waste & Recycling Holdings LLC(c),(w)
Term Loan
3-month Term SOFR + 2.750% 10/24/2031	6.422%	358,797	360,052
Total			1,399,708
Finance Companies 0.0%
Neptune BidCo US, Inc.(c),(m),(w)
Tranche B Term Loan
3-month Term SOFR + 5.000% 01/28/2033		250,520	246,344
Orion Midco Ltd.(c),(w)
1st Lien Term Loan
3-month Term SOFR + 3.500% 10/08/2032	7.150%	444,966	444,690
Red SPV LLC(c),(w)
Term Loan
1-month Term SOFR + 2.250% 03/15/2032	5.921%	52,237	52,205
Snacking Investments Bidco Pty Ltd.(c),(w)
Term Loan
3-month Term SOFR + 3.000% 10/29/2032	6.667%	414,236	415,168
Total			1,158,407
Food and Beverage 0.1%
A-AG US GSI Bidco, Inc.(c),(w)
Term Loan
3-month Term SOFR + 5.000% 10/31/2031	8.672%	107,521	107,589

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aramark Intermediate HoldCo Corp.(c),(w)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 04/06/2028	5.422%	300,000	300,375
Aspire Bakeries Holdings LLC(c),(w)
Term Loan
1-month Term SOFR + 3.000% 12/23/2030	6.672%	104,650	104,912
CHG PPC Parent LLC(c),(w)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	6.786%	307,804	308,189
Dechra Pharmaceuticals Holdings Ltd.(c),(w)
Tranche B1 Term Loan
6-month Term SOFR + 3.000% 01/27/2032	6.637%	394,897	394,995
Froneri International Ltd.(c),(w)
Tranche B6 Term Loan
6-month Term SOFR + 2.250% 08/02/2032	5.877%	304,762	304,095
Golden State Foods LLC(c),(w)
Tranche B Term Loan
3-month Term SOFR + 3.500% 12/14/2031	7.171%	337,207	337,857
Primo Brands Corp.(c),(w)
1st Lien Term Loan
3-month Term SOFR + 2.250% 03/31/2028	5.922%	492,949	492,560
Sazerac Co., Inc.(c),(w)
Tranche B2 Term Loan
1-month Term SOFR + 2.000% 07/09/2032	5.680%	399,080	398,270
Utz Quality Foods LLC(c),(w)
1st Lien Term Loan
3-month Term SOFR + 2.500% 01/29/2032	6.172%	300,000	299,157
Total			3,047,999
Gaming 0.1%
Caesars Entertainment, Inc.(c),(w)
Tranche B1 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2031	5.922%	416,677	413,343
ECL Entertainment LLC(c),(w)
Tranche B Term Loan
1-month Term SOFR + 3.000% 08/30/2030	6.672%	143,136	142,849
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Entain PLC(c),(w)
Tranche B6 Term Loan
3-month Term SOFR + 2.250% 10/31/2029	5.922%	395,260	394,458
Fertitta Entertainment LLC(c),(w)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/27/2029	6.922%	293,893	293,026
Flutter Entertainment PLC(c),(w)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/30/2030	5.422%	294,000	293,265
3-month Term SOFR + 2.000% 06/04/2032	5.672%	158,395	157,735
HRNI Holdings LLC(c),(w)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.086%	262,500	252,000
Jack Ohio Finance LLC(c),(w)
Term Loan
1-month Term SOFR + 4.000% 02/02/2032	7.672%	308,922	306,219
Ontario Gaming GTA LP(c),(w)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	7.922%	247,379	230,797
Peninsula Pacific Entertainment Development LLC(c),(m),(w),(y)
Delayed Draw Term Loan
3-month Term SOFR + 2.375% 08/16/2032	2.375%	23,014	23,072
Peninsula Pacific Entertainment Development LLC(c),(w)
Tranche B Term Loan
3-month Term SOFR + 4.750% 10/01/2032	8.422%	98,195	98,441
Scientific Games Holdings LP(c),(w)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 04/04/2029	6.652%	79,363	77,945
Voyager Parent LLC(c),(w)
Tranche B Term Loan
3-month Term SOFR + 4.250% 07/01/2032	7.911%	163,451	163,029
Total			2,846,179
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.1%
CHG Healthcare Services, Inc.(c),(w)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/29/2028	6.417%	248,750	248,760
Hopper Merger Sub, Inc.(c),(m),(w)
Tranche B Term Loan
3-month Term SOFR + 2.250% 01/14/2033		270,278	268,219
Mamba Purchaser, Inc.(c),(w)
1st Lien Term Loan
1-month Term SOFR + 3.000% 10/14/2031	6.673%	417,349	417,457
Medline Borrower LP(c),(w)
Term Loan
1-month Term SOFR + 1.750% 10/23/2030	5.422%	446,377	447,332
Paradigm Parent LLC(c),(w)
Term Loan
3-month Term SOFR + 4.500% 04/16/2032	8.172%	249,375	211,522
Parexel International, Inc.(c),(w)
Term Loan
1-month Term SOFR + 2.750% 12/12/2031	6.422%	283,311	283,076
Resonetics LLC(c),(w)
1st Lien Term Loan
3-month Term SOFR + 2.750% 06/18/2031	6.421%	394,093	393,600
Southern Veterinary Partners LLC(c),(w)
1st Lien Term Loan
1-month Term SOFR + 2.500% 12/04/2031	6.173%	349,125	348,654
Star Parent, Inc.(c),(w)
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/27/2030	7.672%	294,750	294,803
Surgery Center Holdings, Inc.(c),(w)
Term Loan
1-month Term SOFR + 2.500% 12/19/2030	6.172%	294,769	294,981
Upstream Newco, Inc.(c),(w)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2029	8.179%	130,879	117,916
US Fertility Enterprises LLC(c),(m),(w)
Delayed Draw Term Loan
3-month Term SOFR + 0.000% 12/09/2032		27,082	27,177
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Term Loan
3-month Term SOFR + 3.500% 12/10/2032	7.167%	178,744	179,370
WS Audiology A/S(c),(w)
Tranche B8 Term Loan
6-month Term SOFR + 3.500% 02/28/2029	7.198%	221,002	220,865
Total			3,753,732
Healthcare Insurance 0.0%
Alera Group, Inc.(c),(w)
1st Lien Term Loan
1-month Term SOFR + 2.750% 05/30/2032	6.422%	398,480	396,986
Home Construction 0.0%
Construction Partners, Inc.(c),(w)
Term Loan
1-month Term SOFR + 2.500% 11/03/2031	6.172%	397,990	397,867
Salas O’Brien, Inc.(c),(m),(w)
Delayed Draw Term Loan
3-month Term SOFR + 0.000% 01/22/2033		20,790	20,790
Term Loan
1-month Term SOFR + 2.750% 01/22/2033		124,739	124,739
Tecta America Corp.(c),(w)
Term Loan
1-month Term SOFR + 2.750% 02/18/2032	6.422%	346,721	347,216
Total			890,612
Independent Energy 0.0%
Hilcorp Energy I LP(c),(w)
Term Loan
1-month Term SOFR + 1.750% 02/11/2030	5.425%	59,550	59,550
Leisure 0.1%
Alterra Mountain Co.(b),(c),(w)
Tranche B8 Term Loan
1-month Term SOFR + 2.500% 05/31/2030	6.172%	67,462	67,546
Alterra Mountain Co.(c),(w)
Tranche B9 Term Loan
1-month Term SOFR + 2.500% 08/18/2028	6.172%	278,182	278,299

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Arcis Golf LLC(c),(w)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 11/24/2028	6.422%	399,061	399,935
Bulldog Purchaser, Inc.(c),(w)
1st Lien Term Loan
3-month Term SOFR + 3.750% 06/27/2031	7.396%	343,259	342,915
Bulldog Purchaser, Inc.(c),(m),(w)
Tranche B Term Loan
3-month Term SOFR + 3.250% 01/28/2033		390,273	388,809
Cinemark USA, Inc.(c),(w)
Term Loan
3-month Term SOFR + 2.250% 05/24/2030	5.922%	393,536	393,749
Crown Finance US, Inc.(c),(w)
Term Loan
1-month Term SOFR + 4.500% 12/02/2031	8.188%	126,228	122,805
EOC Borrower LLC(c),(w)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/24/2032	6.672%	44,775	44,741
Motion Acquisition Ltd.(c),(w)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/12/2029	7.172%	99,977	85,137
TKO Worldwide Holdings LLC(c),(w)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.000% 11/21/2031	5.868%	261,044	261,360
Total			2,385,296
Life Insurance 0.0%
OneDigital Borrower LLC(c),(w)
1st Lien Term Loan
1-month Term SOFR + 3.000% 07/02/2031	6.672%	179,246	178,649
Lodging 0.1%
Hilton Grand Vacations Borrower LLC(c),(w)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 08/02/2028	5.672%	450,352	449,064
SGH2 LLC(c),(w)
Term Loan
3-month Term SOFR + 4.500% 08/18/2032	8.172%	380,082	380,804
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Travel + Leisure Co.(c),(w)
Term Loan
3-month Term SOFR + 2.000% 12/14/2029	5.738%	225,332	225,145
TRQ Sales LLC(c),(m),(w)
Term Loan
3-month Term SOFR + 3.250% 12/30/2032	6.936%	398,960	396,467
Total			1,451,480
Media and Entertainment 0.1%
Cengage Learning, Inc.(c),(w)
1st Lien Term Loan
3-month Term SOFR + 3.000% 03/24/2031	6.671%	197,010	196,628
Creative Artists Agency LLC(c),(w)
Term Loan
1-month Term SOFR + 2.500% 10/01/2031	6.172%	295,521	294,864
EW Scripps Co. (The)(c),(w)
Tranche B3 Term Loan
1-month Term SOFR + 3.350% 11/30/2029	7.140%	178,984	171,154
NEP Group, Inc.(c),(m),(w)
Term Loan
1-month Term SOFR + 4.500% 10/17/2031	8.172%	249,358	227,652
Plano Holdco, Inc.(c),(w)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.172%	410,702	386,060
Univision Communications, Inc.(c),(w)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	7.036%	395,280	391,821
Total			1,668,179
Midstream 0.1%
AL GCX Holdings LLC(c),(w)
Term Loan
1-month Term SOFR + 2.250% 12/17/2032	5.925%	115,211	114,964
CQP Holdco LP(c),(w)
Term Loan
1-month Term SOFR + 1.750% 10/30/2032	5.422%	296,263	294,865
GIP Pilot Acquisition Partners LP(c),(w)
Term Loan
3-month Term SOFR + 2.000% 10/04/2030	5.646%	292,247	292,156
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ITT Holdings LLC(c),(w)
Term Loan
1-month Term SOFR + 2.000% 10/11/2030	5.672%	398,000	397,379
Oryx Midstream Services Permian Basin LLC(c),(w)
Term Loan
1-month Term SOFR + 2.250% 10/05/2028	5.924%	294,030	293,948
WhiteWater DBR Holdco LLC(c),(w)
Tranche B1 Term Loan
3-month Term SOFR + 2.250% 03/03/2031	5.938%	241,780	242,264
Total			1,635,576
Natural Gas 0.0%
AL GCX Fund VIII Holdings LLC(c),(w)
Term Loan
1-month Term SOFR + 2.000% 01/30/2032	5.675%	24,422	24,422
Other Financial Institutions 0.1%
19th Holdings Golf LLC(c),(w)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	7.032%	293,909	293,359
Acuren Delaware Holdco, Inc.(c),(w)
Term Loan
1-month Term SOFR + 2.750% 07/30/2031	6.422%	225,330	225,260
Apex Group Treasury LLC(c),(w)
Term Loan
3-month Term SOFR + 3.500% 02/27/2032	7.387%	265,944	244,669
BCP VI Summit Holdings LP(c),(w)
Term Loan
1-month Term SOFR + 3.000% 01/30/2032	6.700%	51,305	51,198
BradyPLUS Holdings LLC(c),(w)
1st Lien Term Loan
3-month Term SOFR + 3.500% 12/29/2032	7.190%	249,623	247,958
Chrysaor Bidco SARL(c),(m),(w)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 10/30/2031	6.900%	403,889	405,101
Citco Funding LLC(c),(m),(w)
Tranche B Term Loan
3-month Term SOFR + 2.000% 01/21/2033		125,147	125,070
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Emerald 2 Ltd.(c),(w)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 3.250% 01/12/2032	6.922%	125,830	125,672
EP Wealth Advisors LLC(c),(w)
Term Loan
3-month Term SOFR + 3.000% 10/18/2032	6.672%	400,000	402,752
Hunter Douglas Holding BV(c),(w)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 01/17/2032	6.672%	267,924	266,864
Kestra Advisor Services Holdings A, Inc.(c),(w)
Term Loan
1-month Term SOFR + 3.000% 03/22/2031	6.672%	398,860	397,216
Lavender Dutch Borrow BV(c),(m),(w)
Tranche B Term Loan
3-month Term SOFR + 3.250% 09/27/2032	6.935%	394,066	395,051
Mariner Wealth Advisers LLC(c),(w)
Term Loan
3-month Term SOFR + 2.250% 12/31/2030	5.936%	122,381	122,197
Mermaid Bidco, Inc.(c),(w)
Tranche B Term Loan
3-month Term SOFR + 3.250% 07/03/2031	7.151%	300,000	294,375
Opal US LLC(c),(w)
Tranche B4 Term Loan
3-month Term SOFR + 3.000% 04/28/2032	6.686%	162,282	162,181
Total			3,758,923
Other Industry 0.1%
Artera Services LLC(c),(w)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	8.172%	269,433	216,317
Brand Industrial Services, Inc.(c),(w)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	8.354%	16,375	14,428
Catawba Nation Gaming Authority(c),(w)
Tranche B Term Loan
3-month Term SOFR + 4.750% 03/29/2032	8.417%	395,464	402,977
Chariot Buyer LLC(c),(m),(w)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/08/2032	6.422%	396,647	396,060

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Dayforce, Inc.(c),(m),(w)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/20/2032		809,918	785,621
Fugue Finance LLC(c),(m),(w)
Tranche B Term Loan
3-month Term SOFR + 2.250% 01/09/2032	6.572%	108,004	107,059
Grant Thornton Advisors LLC(c),(w)
Term Loan
1-month Term SOFR + 2.750% 06/02/2031	6.422%	183,809	180,905
Hillenbrand, Inc.(c),(m),(w)
Term Loan
3-month Term SOFR + 3.750% 01/12/2033		297,832	296,715
MRP Buyer LLC(c),(m),(w),(y)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 06/03/2032	5.461%	29,285	29,084
MRP Buyer LLC(c),(w)
Term Loan
3-month Term SOFR + 3.250% 06/04/2032	6.922%	229,866	228,287
Pinnacle Buyer LLC(c),(m),(w),(y)
Tranche B Delayed Draw Term Loan
3-month Term SOFR + 1.250% 10/01/2032	1.250%	68,548	68,548
Pinnacle Buyer LLC(c),(w)
Tranche B Term Loan
3-month Term SOFR + 2.500% 10/01/2032	6.161%	355,560	355,560
WireCo WorldGroup, Inc.(c),(w)
Term Loan
3-month Term SOFR + 3.750% 11/13/2028	7.419%	248,731	247,798
Xplor T1 LLC(c),(w)
Term Loan
3-month Term SOFR + 3.500% 06/24/2032	7.292%	252,069	246,397
Total			3,575,756
Other REIT 0.0%
OEG Borrower LLC(c),(w)
Term Loan
3-month Term SOFR + 3.500% 06/30/2031	7.201%	54,861	54,953
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.1%
Charter Next Generation, Inc.(c),(w)
1st Lien Term Loan
1-month Term SOFR + 2.500% 11/29/2030	6.438%	342,783	342,640
Clydesdale Acquisition Holdings, Inc.(c),(w)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	6.847%	298,053	296,389
1-month Term SOFR + 3.250% 04/01/2032	6.922%	99,219	98,636
LC Ahab US Bidco LLC(c),(w)
Term Loan
1-month Term SOFR + 3.000% 05/01/2031	6.672%	404,815	405,321
Owens-Brockway Glass Container, Inc.(c),(w)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 09/30/2032	6.672%	402,540	402,918
Tosca Services LLC(c),(w)
Tranche B Term Loan
1-month Term SOFR + 1.500% 11/30/2028	5.272%	251,469	231,457
Total			1,777,361
Paper 0.0%
Verde Purchaser LLC(c),(w)
Term Loan
3-month Term SOFR + 4.000% 11/30/2030	7.672%	205,428	200,806
Pharmaceuticals 0.0%
Alkermes, Inc.(c),(m),(w)
Tranche B Term Loan
3-month Term SOFR + 3.250% 01/28/2031		64,949	65,112
Amneal Pharmaceuticals LLC(c),(w)
Term Loan
3-month Term SOFR + 3.500% 08/01/2032	7.172%	136,775	137,117
Total			202,229
Property & Casualty 0.1%
Acrisure LLC(c),(w)
Tranche B6 1st Lien Term Loan
1-month Term SOFR + 3.000% 11/06/2030	6.672%	144,493	143,951
Alliant Holdings Intermediate LLC(c),(w)
Term Loan
1-month Term SOFR + 2.500% 09/19/2031	6.172%	434,658	433,163
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
AmWINS Group, Inc.(c),(w)
Term Loan
1-month Term SOFR + 2.000% 01/30/2032	5.672%	299,244	298,535
Broadstreet Partners, Inc.(c),(w)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/13/2031	6.172%	492,048	488,859
CRC Insurance Group LLC(c),(w)
1st Lien Term Loan
3-month Term SOFR + 2.750% 05/06/2031	6.422%	243,212	242,225
Hub International Ltd.(c),(w)
Term Loan
3-month Term SOFR + 2.250% 06/20/2030	5.920%	401,148	400,819
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(c),(w)
Term Loan
1-month Term SOFR + 2.500% 07/31/2031	6.172%	294,769	293,434
USI, Inc.(c),(w)
Tranche D Term Loan
3-month Term SOFR + 2.250% 11/21/2029	5.922%	397,985	397,487
Total			2,698,473
Restaurants 0.0%
Dave & Buster’s, Inc.(c),(w)
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/01/2031	7.072%	184,968	164,468
Flynn Restaurant Group LP(c),(w)
1st Lien Term Loan
1-month Term SOFR + 3.750% 01/28/2032	7.422%	401,426	401,025
IRB Holding Corp.(c),(w)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2030	6.172%	369,634	369,386
Whatabrands LLC(c),(w)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/03/2028	6.172%	350,951	350,319
Total			1,285,198
Retailers 0.1%
Beach Acquisition Bidco LLC(c),(w)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 09/12/2032	6.922%	300,000	300,000
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Belron Finance 2019 LLC(c),(w)
Term Loan
3-month Term SOFR + 2.250% 10/16/2031	6.120%	118,948	119,215
Great Outdoors Group LLC(c),(w)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	6.922%	342,955	342,527
Harbor Freight Tools USA, Inc.(c),(w)
Term Loan
1-month Term SOFR + 2.250% 06/11/2031	5.922%	407,641	402,293
LS Group Opco Acquisition LLC/PropCo(c),(w)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% 04/23/2031	6.300%	374,058	373,826
Mavis Tire Express Services Topco Corp.(c),(w)
1st Lien Term Loan
1-month Term SOFR + 3.000% 05/04/2028	6.672%	393,345	393,116
PetSmart LLC(c),(w)
Term Loan
1-month Term SOFR + 4.000% 08/18/2032	7.671%	444,629	443,962
Restoration Hardware, Inc.(c),(w)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/20/2028	6.286%	298,441	293,592
Total			2,668,531
Supermarkets 0.0%
ACP Tara Holdings, Inc.(c),(w)
Term Loan
3-month Term SOFR + 3.250% 12/15/2032	6.973%	400,068	401,568
Technology 0.5%
Access CIG LLC(c),(w)
1st Lien Term Loan
1-month Term SOFR + 4.000% 08/19/2030	7.672%	367,206	346,705
Adeia, Inc.(c),(w)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/08/2028	6.172%	212,921	212,655
Ahead DB Holdings LLC(c),(w)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.500% Floor 0.750% 02/01/2031	7.062%	396,880	390,057

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Applied Systems, Inc.(c),(w)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.500% 02/24/2031	6.172%	347,630	344,533
Ascend Learning LLC(c),(w)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.672%	732,061	722,683
athenahealth Group, Inc.(c),(w)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 02/15/2029	6.422%	294,727	290,613
Barracuda Parent LLC(c),(w)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.167%	194,452	149,485
BCPE Pequod Buyer, Inc.(c),(w)
Term Loan
3-month Term SOFR + 2.750% 11/25/2031	6.417%	108,845	108,255
Boxer Parent Co., Inc.(c),(w)
Term Loan
3-month Term SOFR + 3.000% 07/30/2031	6.822%	339,664	326,077
Calabrio, Inc.(c),(w)
Term Loan
3-month Term SOFR + 4.000% 10/25/2032	7.835%	167,071	153,079
Central Parent LLC(c),(w)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	6.922%	171,944	137,187
Clearwater Analytics LLC(c),(w)
Term Loan
1-month Term SOFR + 2.000% 04/21/2032	5.673%	399,000	398,002
Cloud Software Group, Inc.(c),(w)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 08/13/2032	6.922%	240,342	232,832
Cloudera, Inc.(c),(w)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	7.522%	293,130	250,626
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CoreLogic, Inc.(c),(w)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	7.286%	396,637	395,316
Cornerstone OnDemand, Inc.(c),(w)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/16/2028	7.536%	397,933	332,274
Cotiviti, Inc.(c),(w)
Term Loan
1-month Term SOFR + 2.750% 05/01/2031	6.450%	444,390	410,230
Darktrace Finco US LLC(c),(w)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	6.898%	385,589	374,986
DS Admiral Bidco LLC(c),(w)
Term Loan
3-month Term SOFR + 4.250% 06/26/2031	7.922%	393,459	378,704
Ellucian Holdings, Inc.(c),(w)
1st Lien Term Loan
1-month Term SOFR + 2.500% 10/09/2029	6.172%	239,720	236,784
Flash Charm, Inc.(c),(w)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 03/02/2028	7.354%	169,884	151,282
Flash Charm, Inc.(w)
2nd Lien Term Loan
03/02/2029	10.574%	100,000	86,595
Fortress Intermediate 3, Inc.(c),(w)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/27/2031	6.675%	397,878	389,920
Genesys Cloud Services Holdings I LLC(c),(w)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.172%	384,421	375,291
Icon Parent I, Inc.(c),(w)
1st Lien Term Loan
3-month Term SOFR + 2.750% 11/13/2031	6.445%	315,591	310,068
Idemia Group SAS(c),(w)
Tranche B5 Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 09/30/2028	7.922%	394,244	388,823
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
IGT Holding IV AB(c),(m),(w)
Tranche B7 Term Loan
3-month Term SOFR + 3.000% 09/01/2031	6.672%	343,599	339,304
ION Platform Finance US, Inc.(c),(w)
Term Loan
3-month Term SOFR + 3.750% 10/07/2032	7.422%	369,871	327,029
KnowBe4, Inc.(b),(c),(w)
1st Lien Term Loan
3-month Term SOFR + 3.750% 07/23/2032	7.417%	143,137	137,412
McAfee Corp.(c),(w)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	6.672%	295,506	260,784
Mitchell International, Inc.(c),(w)
1st Lien Term Loan
1-month Term SOFR + 3.000% 06/17/2031	6.672%	398,161	388,828
Neptune BidCo US, Inc.(c),(w)
Tranche A Term Loan
3-month Term SOFR + 4.750% 10/11/2028	8.517%	99,503	99,330
Nielsen Consumer, Inc.(c),(w)
Term Loan
1-month Term SOFR + 2.250% 10/31/2030	5.922%	148,505	147,205
Peraton Corp.(c),(w)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	7.517%	234,252	216,025
Ping Identity Holding Corp.(c),(w)
Term Loan
3-month Term SOFR + 2.750% 11/15/2032	6.591%	236,383	234,118
PointClickCare Technologies, Inc.(c),(w)
Term Loan
3-month Term SOFR + 2.750% 11/03/2031	6.422%	199,000	197,591
Project Alpha Intermediate Holding, Inc.(c),(w)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/26/2030	6.922%	398,990	369,317
Project Boost Purchaser LLC(c),(w)
1st Lien Term Loan
3-month Term SOFR + 2.750% 07/16/2031	6.422%	310,460	304,583
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Proofpoint, Inc.(c),(w)
Tranche B 1st Lien Term Loan
6.7 x 3-month Term SOFR + 3.000% 08/31/2028	6.672%	306,477	303,988
Rocket Software, Inc.(c),(w)
Term Loan
1-month Term SOFR + 3.750% 11/28/2028	7.422%	396,867	378,266
Sanmina Corp.(c),(w)
Tranche B1 Term Loan
1-month Term SOFR + 2.000% 10/27/2032	5.700%	130,586	130,912
Sophos Holdings SARL(c),(w)
1st Lien Term Loan
1-month Term SOFR + 3.500% 03/05/2027	7.286%	503,294	498,262
Sovos Compliance LLC(c),(w)
1st Lien Term Loan
1-month Term SOFR + 3.250% 08/13/2029	6.922%	294,718	286,760
Storable, Inc.(c),(w)
1st Lien Term Loan
1-month Term SOFR + 3.250% 04/16/2031	6.922%	255,844	249,448
UKG, Inc.(c),(w)
1st Lien Term Loan
3-month Term SOFR + 2.500% 02/10/2031	6.167%	311,105	302,939
Ultra Clean Holdings, Inc.(c),(w)
Term Loan
1-month Term SOFR + 2.750% 02/25/2028	6.422%	117,383	117,603
Viavi Solutions, Inc.(c),(m),(w)
Term Loan
3-month Term SOFR + 2.500% 10/16/2032		333,333	333,057
Virtusa Corp.(c),(w)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	6.922%	402,876	395,825
VS Buyer LLC(c),(w)
Term Loan
3-month Term SOFR + 2.250% 04/12/2031	5.917%	359,192	354,702
World Wide Technology Holding Co. LLC(c),(w)
Term Loan
1-month Term SOFR + 2.000% 03/01/2030	5.672%	248,750	249,372
Total			14,515,722

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 0.0%
Savor Acquisition, Inc.(c),(m),(w),(y)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 02/19/2032	3.000%	34,562	34,626
Savor Acquisition, Inc.(c),(w)
Term Loan
3-month Term SOFR + 3.000% 02/19/2032	6.667%	364,522	365,208
Total			399,834
Transportation Services 0.1%
Apple Bidco LLC(c),(w)
1st Lien Term Loan
1-month Term SOFR + 2.500% 09/23/2031	6.172%	396,770	396,679
Beacon Mobility Corp.(c),(m),(w),(y)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 08/06/2030	5.490%	34,064	34,035
Beacon Mobility Corp.(c),(w)
Term Loan
3-month Term SOFR + 3.250% 08/06/2030	6.922%	248,665	248,459
First Student Bidco, Inc.(c),(w)
Tranche B Term Loan
3-month Term SOFR + 2.500% 08/15/2030	6.172%	134,163	133,912
Tranche C Term Loan
3-month Term SOFR + 2.500% 08/15/2030	6.172%	24,548	24,481
Signature Aviation US Holdings, Inc.(c),(w)
Tranche B2 Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 07/01/2031	6.215%	395,006	394,761
Student Transportation of America Holdings, Inc(c),(w)
Tranche B Term Loan
3-month Term SOFR + 2.750% 06/24/2032	6.402%	247,565	248,570
Total			1,480,897
Wireless 0.0%
Crown Subsea Communications Holding, Inc.(c),(w)
Term Loan
1-month Term SOFR + 3.500% 01/30/2031	7.172%	297,000	297,463
Total Senior Loans (Cost $82,530,344)			80,521,669

U.S. Government & Agency Obligations 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
09/14/2035	1.630%	21,081,000	16,129,489
Total U.S. Government & Agency Obligations (Cost $16,678,995)			16,129,489

U.S. Treasury Obligations 0.1%

U.S. Treasury
07/31/2028	1.000%	3,500,000	3,286,992
Total U.S. Treasury Obligations (Cost $3,221,037)			3,286,992

Call Option Contracts Purchased 0.1%
Value ($)
(Cost $11,309,340)	3,686,543

Put Option Contracts Purchased 0.2%

(Cost $7,846,500)	6,389,853

Money Market Funds 4.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.776%(q),(z)	145,169,886	145,126,335
Total Money Market Funds (Cost $145,100,245)		145,126,335
Total Investments in Securities (Cost: $3,534,382,601)		3,472,660,358
Other Assets & Liabilities, Net		(321,161,365)
Net Assets		3,151,498,993
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
At January 31, 2026, securities and/or cash totaling $36,730,249 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
20,213,954 EUR	23,781,866 USD	Citi	03/06/2026	—	(211,794)
2,187,251 GBP	2,950,985 USD	Citi	03/06/2026	—	(41,848)
Total				—	(253,642)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	1,517	12/2026	EUR	371,570,188	622,635	—
Long Gilt	559	03/2026	GBP	50,785,150	—	(328,765)
U.S. Long Bond	1,673	03/2026	USD	192,604,125	—	(1,959,097)
U.S. Treasury 10-Year Note	7,019	03/2026	USD	784,921,609	—	(6,239,127)
U.S. Treasury 5-Year Note	3,415	03/2026	USD	371,994,885	—	(267,311)
U.S. Treasury Ultra Bond	292	03/2026	USD	34,291,750	—	(249,687)
Total					622,635	(9,043,987)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(520)	03/2026	EUR	(66,648,400)	249,854	—
U.S. Treasury 2-Year Note	(2,808)	03/2026	USD	(585,446,064)	718,882	—
U.S. Treasury 2-Year Note	(250)	03/2026	USD	(52,123,047)	—	(5,134)
U.S. Treasury Ultra 10-Year Note	(853)	03/2026	USD	(97,375,281)	1,084,323	—
Total					2,053,059	(5,134)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	60,000,000	60,000,000	3.50	12/01/2026	1,041,000	489,192
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	72,075,000	72,075,000	3.50	11/16/2026	1,218,068	564,477
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	150,000,000	150,000,000	3.50	06/05/2026	2,758,500	532,950
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	107,584,000	107,584,000	3.50	06/11/2026	1,775,136	402,300
30-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	30,000,000	30,000,000	3.50	10/29/2026	811,500	205,689
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	119,714,000	119,714,000	3.15	03/31/2026	869,922	93,772

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Call option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	90,000,000	90,000,000	3.75	05/14/2026	1,719,000	1,126,233
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	115,729,831	115,729,831	3.10	07/09/2026	1,116,214	271,930
Total							11,309,340	3,686,543

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	140,000,000	140,000,000	3.60	05/05/2026	924,000	674,870
5-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	175,000,000	175,000,000	3.50	02/27/2026	1,137,500	661,570
5-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	100,000,000	100,000,000	3.35	03/18/2026	797,500	972,350
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	312,500,000	312,500,000	3.40	08/05/2026	4,987,500	4,081,063
Total							7,846,500	6,389,853

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(119,714,000)	(119,714,000)	2.65	03/31/2026	(242,621)	(9,230)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	5,000,000	537,563	(2,500)	643,254	—	—	(108,191)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	7,000,000	752,588	(3,500)	1,620,347	—	—	(871,259)
CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	5,800,000	935,221	(2,900)	1,474,633	—	—	(542,312)
CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	1,700,000	182,771	(850)	236,007	—	—	(54,086)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	7,995,918	1,889,021	(3,998)	298,300	—	1,586,723	—
CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	1,700,000	182,771	(850)	52,178	—	129,743	—
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Credit default swap contracts - buy protection (continued)
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	999,490	236,128	(500)	53,339	—	182,289	—
CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	5,780,000	888,592	(2,890)	1,264,037	—	—	(378,335)
Total							5,604,655	(17,988)	5,642,095	—	1,898,755	(1,954,183)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America High Yield Index, Series 45	Morgan Stanley	12/20/2030	5.000	Quarterly	USD	54,450,000	(958,502)	—	—	—	(958,502)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	41.401	USD	6,996,429	(1,652,894)	3,498	—	(767,459)	—	(881,937)
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.563	USD	14,000,000	(1,644,819)	7,000	—	(2,071,925)	434,106	—
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.563	USD	5,000,000	(587,435)	2,500	—	(738,588)	153,653	—
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	41.401	USD	4,997,449	(1,180,638)	2,499	—	(989,437)	—	(188,702)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	41.401	USD	4,997,449	(1,180,638)	2,499	—	(766,452)	—	(411,687)
CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	41.180	USD	4,950,740	(1,250,169)	2,475	—	(928,184)	—	(319,510)
Total								(7,496,593)	20,471	—	(6,262,045)	587,759	(1,801,836)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2026, the total value of these securities amounted to $1,381,043,504, which represents 43.82% of total net assets.

(b)	Valuation based on significant unobservable inputs.
(c)	Variable rate security. The interest rate shown was the current rate as of January 31, 2026.

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of January 31, 2026 and is not reflective of the cash flow payments.

(e)	Represents a security purchased on a when-issued basis.
(f)	Zero coupon bond.
(g)	Represents a security in default.
(h)	Non-income producing investment.
(i)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(j)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2026.

(k)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2026, the total value of these securities amounted to $2,363,984, which represents 0.08% of total net assets.

(l)	Perpetual security with no specified maturity date.
(m)	Represents a security purchased on a forward commitment basis.
(n)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(o)	Principal and interest may not be guaranteed by a governmental entity.
(p)
The Fund’s committed equity ownership interest in the joint venture is 23% of the LLC, which is not held in the form of shares. Investments into the LLC will be called from the Fund over a commitment period ending December 31, 2026. Any unfunded commitments are indicated as such.

(q)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.776%
	124,273,053	1,037,039,538	(1,016,190,910)	4,654	145,126,335	(1,611)	5,786,554	145,169,886
Itasca Park LLC
	—	8,528,500	—	(136,456)	8,392,044	—	—	—
Itasca Park LLC - Unfunded
	—	14,521,500	—	—	14,521,500	—	—	—
Total	124,273,053			(131,802)	168,039,879	(1,611)	5,786,554

(r)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At January 31, 2026, the total market value of these securities amounted to $22,921,025, which represents 0.73% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Altice Luxembourg France SA, CVR	10/15/2025	467	27	7,481
Itasca Park LLC	09/02/2025-01/26/2026	—	8,528,500	8,392,044
Itasca Park LLC - Unfunded	07/28/2025	—	14,521,500	14,521,500
			23,050,027	22,921,025

(s)	Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at January 31, 2026:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Federal National Mortgage Association
03/13/2054 3.000%	(28,000,000)	03/12/2026	(24,796,406)	(24,793,551)

(t)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(u)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(v)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2026.

(w)
The stated interest rate represents the weighted average interest rate at January 31, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(x)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(y)
At January 31, 2026, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Beacon Mobility Corp. Delayed Draw Term Loan 08/06/2030 5.490%	13,285
Chicago US Midco III LP Delayed Draw Term Loan 10/30/2032 1.250%	55,557
June Purchaser LLC Delayed Draw Term Loan 11/28/2031 2.750%	19,286
MRP Buyer LLC Delayed Draw Term Loan 06/03/2032 5.461%	11,648
Peninsula Pacific Entertainment Development LLC Delayed Draw Term Loan 08/16/2032 2.375%	23,014
Pinnacle Buyer LLC Tranche B Delayed Draw Term Loan 10/01/2032 1.250%	68,548
Raven Acquisition Holdings LLC Delayed Draw Term Loan 11/19/2031 3.000%	21,673
Savor Acquisition, Inc. Delayed Draw Term Loan 02/19/2032 3.000%	34,562
USALCO LLC Delayed Draw Term Loan 09/30/2031 1.000%	24,572

(z)	The rate shown is the seven-day current annualized yield at January 31, 2026.
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
CVR	Contingent Value Rights
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
GBP	British Pound
USD	US Dollar

Columbia Total Return Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Total Return Bond Fund, January 31, 2026 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Total Return Bond Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT166_04_T01_(03/26)